Putnam Dynamic Asset Allocation Growth Fund
The fund's portfolio
12/31/20 (Unaudited)

COMMON STOCKS (70.1%)(a)
	Shares	Value
Basic materials (3.0%)
Akzo Nobel NV (Netherlands)	23,248	$2,497,284
Albemarle Corp.	29,230	4,312,010
Anglo American PLC (United Kingdom)	159,528	5,313,448
AptarGroup, Inc.	10,100	1,382,589
Ashland Global Holdings, Inc.	11,200	887,040
Asian Paints, Ltd. (India)	40,804	1,547,129
Axalta Coating Systems, Ltd.(NON)	45,800	1,307,590
BHP Billiton, Ltd. (Australia)	138,357	4,507,518
BHP Group PLC (United Kingdom)	50,941	1,342,490
Brenntag AG (Germany)	31,177	2,412,754
Celanese Corp.	7,400	961,556
Chemours Co. (The)	28,800	713,952
Compagnie De Saint-Gobain (France)(NON)	98,509	4,516,939
Covestro AG (Germany)	35,237	2,173,514
CRH PLC (Ireland)	189,981	8,030,907
Dow, Inc.	83,016	4,607,388
DuPont de Nemours, Inc.	40,327	2,867,653
Eastman Chemical Co.	24,400	2,446,832
Eiffage SA (France)(NON)	10,365	1,001,919
Fortescue Metals Group, Ltd. (Australia)	105,444	1,906,463
Fortune Brands Home & Security, Inc.	28,319	2,427,505
Freeport-McMoRan, Inc. (Indonesia)	269,290	7,006,926
ICL Group, Ltd. (Israel)	109,965	561,260
Koninklijke DSM NV (Netherlands)	15,524	2,674,257
LafargeHolcim, Ltd. (Switzerland)	33,896	1,860,118
LG Chemical, Ltd. (South Korea)	3,538	2,693,163
Linde PLC	6,200	1,610,164
NewMarket Corp.	1,200	477,948
Nitto Denko Corp. (Japan)	12,400	1,113,435
PPG Industries, Inc.	8,400	1,211,448
Reliance Steel & Aluminum Co.	8,800	1,053,800
Rio Tinto PLC (United Kingdom)	41,703	3,120,382
Sherwin-Williams Co. (The)	6,607	4,855,550
Shin-Etsu Chemical Co., Ltd. (Japan)	10,000	1,750,636
SIG Combibloc Group AG (Switzerland)	94,069	2,178,561

		89,332,128
Capital goods (4.2%)
ABB, Ltd. (Switzerland)	95,186	2,662,480
ACS Actividades de Construccion y Servicios SA (Spain)	16,067	533,438
AGCO Corp.	5,500	566,995
Airbus SE (France)(NON)	2,901	318,673
Airtac International Group (China)	69,000	2,211,061
Allison Transmission Holdings, Inc.	30,400	1,311,152
Atlas Copco AB Class A (Sweden)	20,394	1,042,964
Avery Dennison Corp.	17,500	2,714,425
Berry Global Group, Inc.(NON)	28,900	1,623,891
Boeing Co. (The)	10,271	2,198,610
CNH Industrial NV (United Kingdom)(NON)	48,879	619,391
Crown Holdings, Inc.(NON)	15,900	1,593,180
Cummins, Inc.	27,400	6,222,540
Daikin Industries, Ltd. (Japan)	10,500	2,338,526
Deere & Co.	16,800	4,520,040
Dover Corp.	16,100	2,032,625
Eaton Corp. PLC	27,579	3,313,341
Elite Material Co., Ltd. (Taiwan)	274,000	1,536,991
Faurecia SA (France)(NON)	20,242	1,037,731
Gentex Corp.	33,200	1,126,476
Hitachi, Ltd. (Japan)	50,000	1,972,971
Honeywell International, Inc.	61,299	13,038,297
Johnson Controls International PLC	162,031	7,549,024
KION Group AG (Germany)	27,263	2,370,281
Koito Manufacturing Co., Ltd. (Japan)	15,100	1,027,002
Legrand SA (France)	25,923	2,313,709
Lockheed Martin Corp.	36,600	12,992,268
Northrop Grumman Corp.	38,688	11,789,007
Obayashi Corp. (Japan)	68,200	590,802
Otis Worldwide Corp.	87,178	5,888,874
Quanta Services, Inc.	39,900	2,873,598
Raytheon Technologies Corp.	45,093	3,224,600
Republic Services, Inc.	18,400	1,771,920
Sandvik AB (Sweden)(NON)	111,861	2,734,360
Schneider Electric SA (France)	24,472	3,539,765
Silgan Holdings, Inc.	17,900	663,732
Stanley Electric Co., Ltd. (Japan)	20,300	655,084
Teledyne Technologies, Inc.(NON)	3,900	1,528,722
Tervita Corp. (Canada)(NON)	179	408
TransDigm Group, Inc.	4,233	2,619,592
Waste Connections, Inc.	21,221	2,176,638
Waste Management, Inc.	28,500	3,361,005

		124,206,189
Communication services (2.9%)
American Tower Corp.(R)	30,375	6,817,973
AT&T, Inc.	124,200	3,571,992
BT Group PLC (United Kingdom)	308,699	558,764
Charter Communications, Inc. Class A(NON)	23,141	15,308,928
Comcast Corp. Class A	261,629	13,709,360
Crown Castle International Corp.(R)	29,900	4,759,781
Deutsche Telekom AG (Germany)	165,476	3,024,014
Equinix, Inc.(R)	5,900	4,213,662
Hikari Tsushin, Inc. (Japan)	1,100	257,209
KDDI Corp. (Japan)	76,600	2,274,821
Koninklijke KPN NV (Netherlands)	452,961	1,373,280
Liberty Global PLC Class C (United Kingdom)(NON)	110,490	2,613,089
MTN Group, Ltd. (South Africa)	178,899	733,540
Nippon Telegraph & Telephone Corp. (Japan)	55,900	1,433,346
SBA Communications Corp.(R)	7,590	2,141,367
T-Mobile US, Inc.(NON)	46,248	6,236,542
Verizon Communications, Inc.	303,115	17,808,006

		86,835,674
Communications equipment (0.6%)
Cisco Systems, Inc.	395,258	17,687,796

		17,687,796
Computers (4.4%)
Apple, Inc.	736,891	97,778,067
BigCommerce Holdings, Inc. Ser. 1(NON)(S)	43,200	2,771,280
Check Point Software Technologies, Ltd. (Israel)(NON)(S)	3,100	412,021
Dynatrace, Inc.(NON)	69,510	3,007,698
Fortinet, Inc.(NON)	39,800	5,911,494
Fujitsu, Ltd. (Japan)	7,400	1,071,248
Logitech International SA (Switzerland)	12,624	1,224,386
ServiceNow, Inc.(NON)	21,518	11,844,153
Software AG (Germany)	24,630	1,003,439
Synopsys, Inc.(NON)	20,300	5,262,572

		130,286,358
Conglomerates (0.4%)
AMETEK, Inc.	23,000	2,781,620
Danaher Corp.	34,153	7,586,748
General Electric Co.	61,971	669,287

		11,037,655
Consumer cyclicals (10.4%)
Adecco Group AG (Switzerland)	19,969	1,338,970
adidas AG (Germany)(NON)	8,232	2,996,698
Amazon.com, Inc.(NON)	21,565	70,235,695
Aramark	72,900	2,805,192
Avalara, Inc.(NON)	20,114	3,316,597
Berkeley Group Holdings PLC (The) (United Kingdom)	11,474	744,789
Best Buy Co., Inc.	57,500	5,737,925
BJ's Wholesale Club Holdings, Inc.(NON)(S)	101,702	3,791,451
Booking Holdings, Inc.(NON)	947	2,109,225
Booz Allen Hamilton Holding Corp.	30,800	2,685,144
Brambles, Ltd. (Australia)	136,436	1,117,790
Brunswick Corp.	22,400	1,707,776
Casey's General Stores, Inc.	7,200	1,286,064
Cintas Corp.	2,800	989,688
CK Hutchison Holdings, Ltd. (Hong Kong)	121,500	848,461
Clear Channel Outdoor Holdings, Inc.(NON)	4,244	7,003
Compagnie Generale des Etablissements Michelin SCA (France)	5,207	668,260
Companhia De Locacao das Americas (Brazil)	261,394	1,475,003
Compass Group PLC (United Kingdom)	111,788	2,086,010
CoStar Group, Inc.(NON)	5,806	5,366,370
Daito Trust Construction Co., Ltd. (Japan)	6,400	598,582
Daiwa House Industry Co., Ltd. (Japan)	52,000	1,552,182
Discovery, Inc. Class A(NON)(S)	37,400	1,125,366
DraftKings, Inc. Class A(NON)	48,362	2,251,735
Ferrari NV (Italy)	1,030	238,180
Fiat Chrysler Automobiles NV (Italy)(NON)	151,171	2,703,230
Flutter Entertainment PLC (Ireland)	14,431	2,987,790
Ford Motor Co.	394,200	3,465,018
Galaxy Entertainment Group, Ltd. (Hong Kong)	69,000	536,688
General Motors Co.	134,899	5,617,194
Genting Bhd (Singapore)	654,100	420,003
HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	2	2
Hermes International (France)	2,578	2,772,266
Hilton Worldwide Holdings, Inc.	69,415	7,723,113
Home Depot, Inc. (The)	25,961	6,895,761
iHeartMedia, Inc. Class A(NON)	1,805	23,429
Industria de Diseno Textil SA (Inditex) (Spain)	76,330	2,430,494
JUMBO SA (Greece)	23,443	408,216
Kakao Corp. (South Korea)	7,124	2,562,194
Kering SA (France)	2,061	1,498,342
Kingfisher PLC (United Kingdom)(NON)	586,573	2,170,528
Knorr-Bremse AG (Germany)	12,920	1,760,038
Lennar Corp. Class A	41,900	3,194,037
Li Ning Co., Ltd. (China)	441,000	3,038,053
Live Nation Entertainment, Inc.(NON)	17,402	1,278,699
Lowe's Cos., Inc.	36,700	5,890,717
lululemon athletica, Inc. (Canada)(NON)	10,729	3,734,014
Mastercard, Inc. Class A	26,994	9,635,238
Moncler SpA (Italy)(NON)	33,596	2,054,939
Moody's Corp.	4,800	1,393,152
Nexi SpA (Italy)(NON)	164,164	3,261,116
NIKE, Inc. Class B	54,383	7,693,563
Nintendo Co., Ltd. (Japan)	5,500	3,510,041
Nitori Holdings Co., Ltd. (Japan)	4,800	1,006,304
OPAP SA (Greece)	71,655	959,541
Pandora A/S (Denmark)	10,649	1,189,690
PayPal Holdings, Inc.(NON)	50,504	11,828,037
Peugeot SA (France)(NON)	91,501	2,504,121
Polaris, Inc.	19,200	1,829,376
Porsche Automobil Holding SE (Preference) (Germany)	16,935	1,167,323
Poya International Co., Ltd. (Taiwan)	71,820	1,469,981
PulteGroup, Inc.	92,854	4,003,864
Ryohin Keikaku Co., Ltd. (Japan)	20,500	418,802
S&P Global, Inc.	12,704	4,176,186
Scotts Miracle-Gro Co. (The)	3,900	776,646
Secom Co., Ltd. (Japan)	27,700	2,557,484
Sony Corp. (Japan)	85,000	8,546,213
Spectrum Brands Holdings, Inc.	9,400	742,412
Target Corp.	57,244	10,105,283
Taylor Wimpey PLC (United Kingdom)(NON)	344,942	784,227
Tempur Sealy International, Inc.(NON)	52,100	1,406,700
Tesla, Inc.(NON)	16,198	11,430,443
TJX Cos., Inc. (The)	48,602	3,319,031
TransUnion	4,600	456,412
United Rentals, Inc.(NON)	16,795	3,894,928
Volkswagen AG (Preference) (Germany)	6,003	1,118,420
Volvo AB (Sweden)(NON)	112,271	2,641,997
Wal-Mart de Mexico SAB de CV (Mexico)	943,800	2,651,244
Walmart, Inc.	84,271	12,147,665
Walt Disney Co. (The)	10,638	1,927,393
Wesfarmers, Ltd. (Australia)	72,380	2,814,517
Wolters Kluwer NV (Netherlands)	12,897	1,088,546
Wynn Macau, Ltd. (China)(NON)	835,600	1,404,944
Zhongsheng Group Holdings, Ltd. (China)	229,000	1,632,667

		307,738,428
Consumer staples (5.3%)
Airbnb, Inc. Class A(NON)	11,068	1,624,782
Altria Group, Inc.	135,800	5,567,800
Asahi Group Holdings, Ltd. (Japan)	69,200	2,852,314
Associated British Foods PLC (United Kingdom)	32,844	1,017,597
Auto Trader Group PLC (United Kingdom)	76,654	625,160
British American Tobacco PLC (United Kingdom)	31,872	1,185,477
Campbell Soup Co.	10,200	493,170
Carlsberg A/S Class B (Denmark)	13,558	2,173,593
Chipotle Mexican Grill, Inc.(NON)	2,221	3,079,883
Coca-Cola Co. (The)	191,000	10,474,440
Coca-Cola European Partners PLC (United Kingdom)	11,600	578,028
Coca-Cola HBC AG (Switzerland)	122,237	3,975,667
Coles Group, Ltd. (Australia)	54,143	757,551
Constellation Brands, Inc. Class A	6,700	1,467,635
Costco Wholesale Corp.	1,900	715,882
Diageo PLC (United Kingdom)	87,606	3,462,286
Dino Polska SA (Poland)(NON)	17,541	1,358,279
Estee Lauder Cos., Inc. (The) Class A	17,271	4,597,367
Ferguson PLC (United Kingdom)	21,693	2,638,107
Hershey Co. (The)	22,200	3,381,726
Hindustan Unilever, Ltd. (India)	68,625	2,253,296
Imperial Brands PLC (United Kingdom)	93,664	1,968,009
ITOCHU Corp. (Japan)	95,700	2,756,280
JD.com, Inc. ADR (China)(NON)	45,700	4,017,030
Jubilant Foodworks, Ltd. (India)	28,683	1,099,026
Keurig Dr Pepper, Inc.	71,113	2,275,616
Kobe Bussan Co., Ltd. (Japan)	7,200	222,238
Koninklijke Ahold Delhaize NV (Netherlands)	65,745	1,856,651
L'Oreal SA (France)	8,521	3,237,610
McDonald's Corp.	38,600	8,282,788
Meituan Dianping Class B (China)(NON)	114,100	4,363,907
MercadoLibre, Inc. (Argentina)(NON)	868	1,454,091
Mondelez International, Inc. Class A	80,900	4,730,223
Nestle SA (Switzerland)	37,072	4,364,445
NH Foods, Ltd. (Japan)	14,700	647,058
PALTAC Corp. (Japan)	35,900	1,953,716
PepsiCo, Inc.	94,632	14,033,926
Procter & Gamble Co. (The)	167,144	23,256,416
Sundrug Co., Ltd. (Japan)	18,500	738,299
Sysco Corp.	14,100	1,047,066
Unilever PLC (United Kingdom)	50,916	3,083,019
Unilever PLC (United Kingdom)	13,656	822,056
WH Group, Ltd. (Hong Kong)	1,688,000	1,415,401
Wilmar International, Ltd. (Singapore)	270,400	952,121
Woolworths Group, Ltd. (Australia)	54,349	1,648,317
Wuliangye Yibin Co., Ltd. Class A (China)	49,100	2,191,173
Yum China Holdings, Inc. (China)	35,600	2,047,859
Yum! Brands, Inc.	43,700	4,744,072
Zalando SE (Germany)(NON)	18,702	2,083,766

		155,572,219
Electronics (4.0%)
Advanced Micro Devices, Inc.(NON)	39,359	3,609,614
Arrow Electronics, Inc.(NON)	9,600	934,080
Brother Industries, Ltd. (Japan)	33,400	689,501
Dialog Semiconductor PLC (United Kingdom)(NON)	42,568	2,324,523
Garmin, Ltd.	15,800	1,890,628
Hoya Corp. (Japan)	39,600	5,473,870
MediaTek, Inc. (Taiwan)	81,000	2,163,172
MinebeaMitsumi, Inc. (Japan)	137,900	2,743,538
Nabtesco Corp. (Japan)	51,400	2,256,348
NVIDIA Corp.	42,048	21,957,466
NXP Semiconductors NV	12,969	2,062,201
Otsuka Corp. (Japan)	19,500	1,027,512
Qualcomm, Inc.	194,312	29,601,490
Rockwell Automation, Inc.	19,500	4,890,795
Samsung Electronics Co., Ltd. (South Korea)	145,782	10,895,372
Samsung Electronics Co., Ltd. (Preference) (South Korea)	49,264	3,344,138
Shenzhen Inovance Technology Co., Ltd. Class A (China)	185,500	2,652,262
SK Hynix, Inc. (South Korea)	43,326	4,739,758
SMC Corp. (Japan)	1,300	793,939
TDK Corp. (Japan)	1,600	241,326
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	167,000	2,391,135
Texas Instruments, Inc.	21,976	3,606,920
Thales SA (France)	36,914	3,381,425
Trimble Inc.(NON)	7,400	494,098
Vontier Corp.(NON)	74,616	2,492,174

		116,657,285
Energy (1.9%)
Baker Hughes a GE Co.(S)	68,200	1,421,970
BP PLC (United Kingdom)	459,947	1,584,409
Cenovus Energy, Inc. (Canada)	329,281	2,004,814
Chevron Corp.	49,200	4,154,940
ConocoPhillips	97,566	3,901,664
Enterprise Products Partners LP	106,718	2,090,606
EOG Resources, Inc.	15,405	768,247
Equinor ASA (Norway)	148,068	2,456,836
Exxon Mobil Corp.	62,673	2,583,381
Halliburton Co.	377,223	7,129,515
MWO Holdings, LLC (Units)(F)	89	227
Oasis Petroleum, Inc.(NON)	4,059	150,427
Orsted AS (Denmark)	15,395	3,148,659
Reliance Industries, Ltd. (India)	179,274	4,883,594
Reliance Industries, Ltd. 144A (India)	42,296	2,314,274
Royal Dutch Shell PLC Class B (United Kingdom)	229,160	3,948,041
Santos, Ltd. (Australia)	56,235	271,963
Schlumberger, Ltd.	156,300	3,412,029
TOTAL SA (France)	72,124	3,111,292
Valero Energy Corp.	67,440	3,815,081
Xinyi Solar Holdings, Ltd. (China)	1,110,000	2,896,651

		56,048,620
Financials (10.4%)
3i Group PLC (United Kingdom)	89,813	1,434,895
A-Living Smart City Services Co., Ltd. (China)	391,500	1,744,311
Aflac, Inc.	98,200	4,366,954
AGNC Investment Corp.(R)	157,700	2,460,120
AIA Group, Ltd. (Hong Kong)	572,000	7,045,706
Alliance Data Systems Corp.	29,000	2,148,900
Allianz SE (Germany)	14,675	3,590,562
Allstate Corp. (The)	56,700	6,233,031
Ally Financial, Inc.	107,200	3,822,752
American Financial Group, Inc.	6,400	560,768
American International Group, Inc.	65,721	2,488,197
Ameriprise Financial, Inc.	23,200	4,508,456
Apartment Income REIT Corp.(NON)(R)	17,004	653,124
Apartment Investment and Management Co. Class A(R)	17,004	89,781
Apollo Global Management, Inc.	52,159	2,554,748
Assured Guaranty, Ltd.	95,847	3,018,222
AvalonBay Communities, Inc.(R)	9,300	1,491,999
Aviva PLC (United Kingdom)	441,957	1,982,257
AXA SA (France)	241,632	5,796,962
B3 SA - Brasil Bolsa Balcao (Brazil)	199,800	2,384,122
Banco Bilbao Vizcaya Argenta (Spain)	438,595	2,150,031
Bank Leumi Le-Israel BM (Israel)	189,727	1,119,859
Bank of America Corp.	324,201	9,826,532
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)	2,699,300	721,597
BNP Paribas SA (France)(NON)	33,182	1,750,159
BOC Hong Kong Holdings, Ltd. (Hong Kong)	249,500	758,234
Boston Properties, Inc.(R)	44,823	4,237,118
CaixaBank SA (Spain)	1,059,323	2,722,223
Capital One Financial Corp.	26,528	2,622,293
CBRE Group, Inc. Class A(NON)	42,700	2,678,144
Charles Schwab Corp. (The)	59,179	3,138,854
Citigroup, Inc.	364,287	22,461,936
CK Asset Holdings, Ltd. (Hong Kong)	338,500	1,741,105
Cousins Properties, Inc.(R)	26,400	884,400
Credit Agricole SA (France)(NON)	132,061	1,667,582
DBS Group Holdings, Ltd. (Singapore)	94,900	1,795,022
Deutsche Boerse AG (Germany)	26,130	4,436,098
Direct Line Insurance Group PLC (United Kingdom)	238,510	1,036,770
Discover Financial Services	40,900	3,702,677
DNB ASA (Norway)(NON)	151,508	2,983,015
Duke Realty Corp.(R)	40,300	1,610,791
Equitable Holdings, Inc.	93,000	2,379,870
Equity Commonwealth(R)	19,800	540,144
Equity Lifestyle Properties, Inc.(R)	11,600	734,976
Fidelity National Financial, Inc.	22,200	867,798
Gaming and Leisure Properties, Inc.(R)	124,817	5,292,241
Gjensidige Forsikring ASA (Norway)	22,841	509,837
Goldman Sachs Group, Inc. (The)	30,765	8,113,038
Goodman Group (Australia)(R)	170,710	2,490,195
Hana Financial Group, Inc. (South Korea)	138,656	4,408,930
Hargreaves Lansdown PLC (United Kingdom)	18,968	395,988
HDFC Bank, Ltd. (India)(NON)	199,121	3,922,276
Henderson Land Development Co., Ltd. (Hong Kong)	159,700	623,483
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	31,100	1,710,512
ICICI Bank, Ltd. (India)(NON)	304,939	2,238,426
Invitation Homes, Inc.(R)	56,700	1,683,990
Israel Discount Bank, Ltd. Class A (Israel)	180,153	695,020
Itau Unibanco Holding SA (Preference) (Brazil)	635,000	3,866,823
Japan Exchange Group, Inc. (Japan)	98,500	2,518,568
Jones Lang LaSalle, Inc.(NON)	4,000	593,480
JPMorgan Chase & Co.	249,261	31,673,595
KeyCorp	87,995	1,443,998
Lamar Advertising Co. Class A(R)	15,400	1,281,588
Lincoln National Corp.	57,300	2,882,763
London Stock Exchange Group PLC (United Kingdom)	20,335	2,506,592
LPL Financial Holdings, Inc.	8,300	865,026
Magellan Financial Group, Ltd. (Australia)	16,029	667,303
MetLife, Inc.	177,200	8,319,540
MGIC Investment Corp.	63,700	799,435
Morgan Stanley	103,400	7,086,002
Network International Holdings PLC (United Arab Emirates)(NON)	586,670	2,619,640
Nippon Prologis REIT, Inc. (Japan)(R)	688	2,147,763
Nomura Holdings, Inc. (Japan)	237,600	1,257,785
OneMain Holdings, Inc.	10,700	515,312
Partners Group Holding AG (Switzerland)	2,031	2,372,394
Persimmon PLC (United Kingdom)	17,311	655,714
PNC Financial Services Group, Inc. (The)	29,865	4,449,885
Popular, Inc. (Puerto Rico)	12,500	704,000
Principal Financial Group, Inc.	40,400	2,004,244
Prudential PLC (United Kingdom)	215,812	3,983,509
Radian Group, Inc.	143,761	2,911,160
Reinsurance Group of America, Inc.	6,400	741,760
Sberbank of Russia PJSC ADR (Russia)	310,541	4,476,725
SBI Holdings, Inc. (Japan)	75,700	1,798,384
SEI Investments Co.	14,300	821,821
Simon Property Group, Inc.(R)	100,200	8,545,056
Singapore Exchange, Ltd. (Singapore)	121,100	852,321
Skandinaviska Enskilda Banken AB (Sweden)(NON)	179,912	1,846,874
SLM Corp.	114,500	1,418,655
State Street Corp.	31,733	2,309,528
Sumitomo Mitsui Financial Group, Inc. (Japan)	76,600	2,370,241
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	30,800	955,033
Sun Hung Kai Properties, Ltd. (Hong Kong)	70,000	903,719
Swedbank AB Class A (Sweden)(NON)	68,589	1,205,933
Swiss Life Holding AG (Switzerland)	1,177	547,896
Synchrony Financial	143,600	4,984,356
UBS Group AG (Switzerland)	205,792	2,878,295
Unum Group	63,600	1,458,984
Visa, Inc. Class A	46,627	10,198,724
Zurich Insurance Group AG (Switzerland)	1,935	820,132

		306,287,587
Health care (7.6%)
10x Genomics, Inc. Class A(NON)	7,400	1,047,840
Abbott Laboratories	72,200	7,905,178
AbbVie, Inc.	84,432	9,046,889
Abcam PLC (United Kingdom)	86,869	1,841,215
ABIOMED, Inc.(NON)	9,600	3,112,320
Advanz Pharma Corp., Ltd. (Canada)(NON)	646	2,849
Alkermes PLC(NON)	39,000	778,050
Amgen, Inc.	29,272	6,730,218
Astellas Pharma, Inc. (Japan)	18,200	281,362
AstraZeneca PLC (United Kingdom)	9,778	976,910
AstraZeneca PLC ADR (United Kingdom)	68,330	3,415,817
Baxter International, Inc.	35,604	2,856,865
Bristol-Myers Squibb Co.	65,400	4,056,762
Cardinal Health, Inc.	56,300	3,015,428
Chugai Pharmaceutical Co., Ltd. (Japan)	15,900	848,883
Cigna Corp.	27,749	5,776,787
DexCom, Inc.(NON)	10,813	3,997,782
Edwards Lifesciences Corp.(NON)	82,400	7,517,352
Eli Lilly and Co.	109,522	18,491,694
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	18,704	444,168
Galapagos NV (Belgium)(NON)	2,675	263,215
GlaxoSmithKline PLC (United Kingdom)	61,069	1,118,971
Hikma Pharmaceuticals PLC (United Kingdom)	31,765	1,094,191
Hologic, Inc.(NON)	57,400	4,180,442
Humana, Inc.	17,700	7,261,779
IDEXX Laboratories, Inc.(NON)	11,572	5,784,496
Jazz Pharmaceuticals PLC(NON)	15,100	2,492,255
Johnson & Johnson	113,992	17,940,061
Kobayashi Pharmaceutical Co., Ltd. (Japan)	3,700	452,319
Laboratory Corp. of America Holdings(NON)	12,300	2,503,665
Lonza Group AG (Switzerland)	10,758	6,909,490
M3, Inc. (Japan)	12,100	1,144,506
Medtronic PLC	103,000	12,065,420
Merck & Co., Inc.	156,148	12,772,906
Merck KGaA (Germany)	16,207	2,778,099
Moderna, Inc.(NON)	9,500	992,465
Neurocrine Biosciences, Inc.(NON)	5,100	488,835
Novartis AG (Switzerland)	54,830	5,178,737
Novo Nordisk A/S Class B (Denmark)	52,128	3,646,118
Ono Pharmaceutical Co., Ltd. (Japan)	36,100	1,087,942
Pfizer, Inc.	132,914	4,892,564
Regeneron Pharmaceuticals, Inc.(NON)	9,456	4,568,288
Roche Holding AG (Switzerland)	14,741	5,143,251
Sarepta Therapeutics, Inc.(NON)(S)	7,900	1,346,871
Sartorius Stedim Biotech (France)	3,664	1,305,924
Seagen, Inc.(NON)	16,471	2,884,731
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	26,800	1,741,255
Shionogi & Co., Ltd. (Japan)	27,400	1,497,726
Sonic Healthcare, Ltd. (Australia)	48,487	1,204,460
Sonova Holding AG (Switzerland)	866	222,945
Suzuken Co., Ltd. (Japan)	14,500	524,483
Thermo Fisher Scientific, Inc.	6,100	2,841,258
UnitedHealth Group, Inc.	24,714	8,666,706
Universal Vision Biotechnology Co., Ltd. (Taiwan)	122,000	1,040,978
Vertex Pharmaceuticals, Inc.(NON)	31,416	7,424,857
Viatris, Inc.(NON)	5,399	101,177
WuXi AppTec Co., Ltd. Class H (China)	90,360	1,775,254
Zimmer Biomet Holdings, Inc.	37,400	5,762,966
Zoetis, Inc.	2,500	413,750

		225,659,725
Miscellaneous (0.1%)
Centre Testing International Group Co., Ltd. Class A (China)	470,969	1,974,305

		1,974,305
Semiconductor (0.8%)
ASML Holding NV (Netherlands)	1,190	575,082
Lasertec Corp. (Japan)	8,000	941,069
Renesas Electronics Corp. (Japan)(NON)	243,700	2,557,130
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	752,350	14,130,248
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	26,911	2,934,375
Tokyo Electron, Ltd. (Japan)	4,800	1,790,333

		22,928,237
Software (5.6%)
Activision Blizzard, Inc.	138,428	12,853,040
Adobe, Inc.(NON)	52,430	26,221,292
Amdocs, Ltd.	24,600	1,744,878
Autodesk, Inc.(NON)	32,000	9,770,880
Cadence Design Systems, Inc.(NON)	39,300	5,361,699
Intuit, Inc.	40,300	15,307,955
Microsoft Corp.	325,155	72,320,975
Nexon Co., Ltd. (Japan)	44,600	1,373,588
Oracle Corp.	32,600	2,108,894
Sea, Ltd. ADR (Thailand)(NON)	23,853	4,747,940
Take-Two Interactive Software, Inc.(NON)	3,300	685,707
Tata Consultancy Services, Ltd. (India)	59,144	2,321,013
Totvs SA (Brazil)	274,108	1,515,610
Ubisoft Entertainment SA (France)(NON)	19,039	1,834,546
Veeva Systems, Inc. Class A(NON)	27,200	7,405,200

		165,573,217
Technology (—%)
CACI International, Inc. Class A(NON)	4,000	997,320

		997,320
Technology services (5.4%)
Alibaba Group Holding, Ltd. (China)(NON)	502,980	14,695,883
Alphabet, Inc. Class A(NON)	22,536	39,497,495
Alphabet, Inc. Class C(NON)	8,818	15,448,078
Baidu, Inc. ADR (China)(NON)	12,520	2,707,325
Capgemini SE (France)	4,975	771,479
Cognizant Technology Solutions Corp. Class A	55,300	4,531,835
CompuGroup Medical SE & Co. KgaA (Germany)	23,277	2,235,381
DocuSign, Inc.(NON)	37,525	8,341,808
eBay, Inc.	224,400	11,276,100
Facebook, Inc. Class A(NON)	52,010	14,207,052
Fair Isaac Corp.(NON)	5,500	2,810,720
Fidelity National Information Services, Inc.	41,411	5,858,000
GMO internet, Inc. (Japan)	54,700	1,571,580
GoDaddy, Inc. Class A(NON)	51,400	4,263,630
IBM Corp.	6,200	780,456
Itochu Techno-Solutions Corp. (Japan)	29,400	1,046,732
Kakaku.com, Inc. (Japan)	15,600	428,320
Leidos Holdings, Inc.	32,600	3,426,912
Nomura Research Institute, Ltd. (Japan)	61,100	2,183,169
Palo Alto Networks, Inc.(NON)	1,700	604,163
Pinterest, Inc. Class A(NON)	65,400	4,309,860
Salesforce.com, Inc.(NON)	9,704	2,159,431
Tencent Holdings, Ltd. (China)	188,811	13,795,896
Yandex NV Class A (Russia)(NON)(S)	37,123	2,583,018

		159,534,323
Transportation (1.2%)
A. P. Moeller-Maersck A/S (Denmark)	346	771,557
Aena SME SA (Spain)(NON)	5,916	1,033,035
Aurizon Holdings, Ltd. (Australia)	473,571	1,425,208
Copa Holdings SA Class A (Panama)	25,900	2,000,257
Delta Air Lines, Inc.	44,400	1,785,324
Deutsche Post AG (Germany)	57,922	2,866,427
Expeditors International of Washington, Inc.	24,400	2,320,684
FedEx Corp.	6,251	1,622,885
Nippon Express Co., Ltd. (Japan)	6,400	430,581
Old Dominion Freight Line, Inc.	24,600	4,801,428
Southwest Airlines Co.	122,624	5,715,505
Union Pacific Corp.	41,359	8,611,771
Yamato Holdings Co., Ltd. (Japan)	28,500	727,996
Yangzijiang Shipbuilding Holdings, Ltd. (China)	735,000	531,624

		34,644,282
Utilities and power (1.9%)
AES Corp. (The)	35,000	822,500
AGL Energy, Ltd. (Australia)	100,689	928,402
Ameren Corp.	29,780	2,324,627
American Electric Power Co., Inc.	111,663	9,298,178
CLP Holdings, Ltd. (Hong Kong)	74,000	685,039
Companhia Paranaense de Energia-Copel (Preference) (Brazil)	93,153	1,343,977
E.ON SE (Germany)	61,341	679,351
Enel SpA (Italy)	207,380	2,094,199
Energias de Portugal (EDP) SA (Portugal)	510,141	3,214,636
Eni SpA (Italy)	89,119	922,498
Entergy Corp.	19,900	1,986,816
Exelon Corp.	237,786	10,039,325
NRG Energy, Inc.	214,377	8,049,856
Pinnacle West Capital Corp.	18,900	1,511,055
Public Service Enterprise Group, Inc.	48,800	2,845,040
Snam SpA (Italy)	178,272	1,001,103
Southern Co. (The)	117,500	7,218,025
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	11,872	11,872
Tokyo Gas Co., Ltd. (Japan)	35,800	832,223
Vistra Energy Corp.	79,300	1,559,038

		57,367,760

Total common stocks (cost $1,452,026,450)		$2,070,369,108

CORPORATE BONDS AND NOTES (9.4%)(a)
	Principal amount	Value
Basic materials (0.6%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	$25,000	$26,313
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	255,000	278,269
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)	250,000	345,000
Atotech Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)	200,000	201,500
Atotech Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)	200,000	203,000
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	80,000	83,800
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	190,000	194,513
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	235,000	253,800
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	315,000	323,663
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	175,000	189,438
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	188,000	203,925
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	220,000	222,200
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	316,000	342,202
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	120,000	128,769
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	260,000	318,500
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	696,000	824,591
Clearwater Paper Corp. 144A company guaranty sr. unsec. notes 4.75%, 8/15/28	105,000	108,675
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	350,000	378,875
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	100,000	104,000
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)	250,000	256,375
Core & Main LP 144A sr. unsec. notes 6.125%, 8/15/25	50,000	51,688
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	110,000	114,400
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	328,000	359,289
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)	465,000	484,181
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	115,000	126,213
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	195,000	207,188
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	115,000	143,175
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	495,000	509,850
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	371,000	391,685
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	146,000	149,742
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	191,000	213,305
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	360,000	402,833
GrafTech Finance, Inc. 144A company guaranty sr. notes 4.625%, 12/15/28	60,000	60,675
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	150,000	153,375
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	290,000	306,675
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)	225,000	233,719
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	60,000	64,650
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	190,000	190,475
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)	180,000	178,200
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)	195,000	200,363
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	301,000	356,325
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25	155,000	158,116
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	130,000	133,250
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	75,000	78,375
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	65,000	66,282
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)	35,000	36,422
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	125,000	126,719
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	230,000	234,169
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	435,000	454,575
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	485,000	522,522
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	70,000	95,341
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	330,000	392,985
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	93,000	102,275
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	249,000	297,734
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50	105,000	114,059
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	186,000	191,584
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	145,000	159,521
Rayonier AM Products, Inc. 144A company guaranty sr. notes 7.625%, 1/15/26	30,000	31,283
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	255,000	288,083
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	7,000	7,223
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	225,000	275,906
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)	265,000	282,556
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)	255,000	273,680
TMS International Holding Corp. 144A sr. unsec. notes 7.25%, 8/15/25	190,000	192,850
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26	160,000	165,800
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	220,000	228,250
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25	35,000	37,450
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24	93,000	95,325
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 5.125%, 3/1/29	95,000	97,850
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	355,000	374,969
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	215,000	231,931
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27	165,000	174,986
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	305,000	434,650
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	160,000	228,446
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	199,000	298,419

		16,769,000
Capital goods (0.5%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 4.875%, 8/15/26	200,000	205,500
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	120,000	122,775
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	355,000	373,638
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6.875%, 7/1/28	190,000	204,725
American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 4/1/25	55,000	56,925
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	170,000	180,625
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	165,000	172,838
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)	400,000	427,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)	240,000	250,800
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)	240,000	251,954
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 4.125%, 12/15/28 (Canada)	100,000	101,750
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	97,000	98,213
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	115,000	123,661
Berry Global, Inc. 144A notes 4.50%, 2/15/26	65,000	66,463
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	35,000	36,400
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	305,000	280,429
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	65,000	62,353
CANPACK SA/Eastern PA Land Investment Holding, LLC 144A company guaranty sr. unsec. notes 3.125%, 11/1/25 (Poland)	200,000	201,750
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	160,000	172,400
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	90,000	98,325
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	160,000	166,930
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	135,000	140,063
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	165,000	200,888
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22	235,000	241,740
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	100,000	103,226
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	165,000	168,300
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	95,000	95,713
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	225,000	239,344
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)	144,000	159,840
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	360,000	369,209
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	155,000	198,420
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	295,000	320,813
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	250,000	340,369
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	382,000	502,089
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	55,000	55,833
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	225,000	259,992
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	266,000	318,955
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28	235,000	246,750
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	535,000	604,985
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	278,000	328,138
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	54,000	58,895
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	145,000	155,705
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27	95,000	102,838
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	100,000	107,250
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	250,000	271,602
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	345,000	357,075
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40 (acquired 12/10/20, cost $79,761)(RES)	65,000	84,668
Raytheon Technologies Corp. sr. unsec. notes 2.50%, 12/15/22 (acquired 12/10/20, cost $577,766)(RES)	560,000	579,798
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	445,000	530,513
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	260,000	264,875
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	535,000	558,684
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	335,000	361,800
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25	200,000	208,250
Tenneco, Inc. 144A company guaranty sr. notes 7.875%, 1/15/29	25,000	28,069
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	30,000	31,200
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25	40,000	41,100
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	185,000	191,475
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27	305,000	320,647
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24	129,000	131,286
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25	45,000	49,739
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	860,000	915,900
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)	200,000	218,000
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27	325,000	344,500
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	265,000	302,271
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	445,000	455,013
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	235,000	267,263
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	120,000	131,980

		15,620,517
Communication services (1.0%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)	255,000	286,238
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)	370,000	374,625
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)	250,000	263,125
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)	200,000	208,000
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)	753,000	830,704
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	154,000	167,863
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	505,000	547,885
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	68,000	81,229
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	547,000	674,730
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	1,733,000	1,727,117
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	1,250,000	1,281,423
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	330,000	341,963
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	915,000	1,003,069
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32	160,000	170,835
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	110,000	116,738
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	210,000	216,689
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	190,000	213,034
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	695,000	983,050
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	220,000	262,768
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	225,000	233,652
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	59,000	73,638
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52	179,000	228,936
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	130,000	164,111
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	569,000	710,150
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	120,000	129,121
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	35,000	54,104
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25	420,000	464,362
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	175,000	195,381
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	224,000	264,335
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	169,000	172,803
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	397,000	405,899
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	200,000	226,104
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	250,000	288,132
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	319,000	360,146
Crown Castle International Corp. sr. unsec. unsub. bonds 4.45%, 2/15/26(R)	11,000	12,728
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	340,000	383,263
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	513,000	555,271
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	138,000	143,520
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	200,000	219,250
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28	420,000	472,500
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	195,000	308,524
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	720,000	754,945
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	175,000	190,748
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	272,000	298,593
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	820,000	896,807
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)	420,000	218,400
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	115,000	124,344
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	215,000	230,050
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)	12,000	12,285
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)	505,000	361,075
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	570,000	595,328
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	165,000	169,538
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	120,000	119,700
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	52,000	56,095
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	166,000	254,921
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	775,000	1,021,822
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	250,000	310,299
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	863,000	999,181
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	379,000	394,350
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	40,313	40,691
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23	60,000	60,075
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	25,000	26,967
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	75,000	77,344
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	255,000	274,097
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26	100,000	102,234
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	381,000	441,274
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	912,000	1,038,586
T-Mobile USA, Inc. 144A company guaranty sr. sub. bonds 2.25%, 11/15/31	600,000	615,804
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	205,000	283,929
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	815,000	1,022,491
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	310,000	420,109
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	335,000	418,342
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,841,000	2,216,987
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	367,000	385,350
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	329,000	349,152
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27	45,000	45,113
Zayo Group Holdings, Inc. 144A sr. unsec. notes 6.125%, 3/1/28	105,000	111,038
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)	150,000	156,563

		30,911,642
Consumer cyclicals (1.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	240,000	270,000
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	148,000	161,737
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	710,000	808,380
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	700,000	726,961
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	55,000	55,935
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26	65,000	67,356
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	115,000	119,025
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	321,000	374,143
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	100,000	101,863
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	710,000	712,146
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	110,000	114,125
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	115,000	119,456
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	80,000	83,105
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	105,000	116,780
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	105,000	111,694
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	100,000	115,672
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	330,000	352,688
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22	119,000	116,620
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	70,000	66,500
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	45,000	48,600
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	160,000	161,600
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 9.25%, 2/15/24	140,000	141,750
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	360,000	334,800
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	80,000	83,800
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	370,000	373,700
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	295,000	239,688
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	480,000	290,400
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	129,000	147,770
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	250,000	264,524
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	750,000	832,439
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	195,000	198,169
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24	275,000	274,313
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	310,000	380,063
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29	225,000	250,583
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27	240,000	253,200
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	325,000	341,250
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25	90,000	100,374
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23	160,000	181,400
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	95,000	100,106
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	45,000	47,475
General Motors Co. sr. unsec. notes 6.125%, 10/1/25	175,000	212,270
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	691,000	777,974
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	137,000	153,595
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	55,000	60,539
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	287,000	312,507
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	505,000	546,146
Gray Television, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/30	120,000	122,250
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	350,000	383,250
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	238,000	263,585
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25	95,000	100,512
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	155,000	162,363
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	911,000	964,225
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22	410,000	422,801
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	305,000	314,531
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	337,000	376,190
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	200,207	214,221
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	453,499	484,110
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	110,000	135,163
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,143,000	1,311,593
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	60,000	68,550
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	950,000	1,147,412
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	105,000	110,805
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	355,000	370,975
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	115,000	121,613
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	125,000	127,564
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	95,000	102,125
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	120,000	133,695
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	250,000	276,875
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25	60,000	65,147
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	45,000	55,350
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	110,000	122,375
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	70,000	72,275
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	70,000	80,850
Levi Strauss & Co. sr. unsec. unsub. notes 5.00%, 5/1/25	100,000	102,500
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	210,000	213,150
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	230,000	235,750
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	95,000	96,188
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	145,000	148,988
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	120,000	134,222
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25	60,000	66,630
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30	150,000	176,022
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	150,000	175,455
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	90,000	96,638
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	320,000	338,400
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	245,000	259,700
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27	335,000	372,269
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	495,000	485,100
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25	150,000	159,750
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	190,000	177,909
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec. notes 5.75%, 11/1/28	120,000	117,936
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	265,000	277,627
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28	115,000	120,319
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	320,000	342,800
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	345,000	354,056
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	165,000	179,281
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	147,000	147,387
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25	195,000	218,410
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	390,000	445,027
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24	65,000	65,731
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25	165,000	174,075
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30	70,000	71,550
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	265,000	276,594
Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/25	45,000	45,731
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	350,000	387,625
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	120,000	119,100
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	225,000	241,558
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	320,000	478,800
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	574,000	683,012
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	200,000	215,500
QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	82,000	87,535
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	330,000	352,275
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23	45,000	48,825
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	20,000	21,814
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	87,000	85,768
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	285,000	339,150
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	365,000	400,588
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	110,000	118,273
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	335,000	360,963
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	130,000	135,104
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	70,000	72,975
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	245,000	254,800
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	230,000	239,200
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	120,000	122,788
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	100,000	110,031
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	1,275,000	1,345,125
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	155,000	159,456
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	235,000	253,800
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24	85,000	86,806
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	115,000	123,499
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	195,000	195,975
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	825,000	862,125
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	20,000	21,050
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	225,000	226,688
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	215,000	208,013
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	45,000	50,400
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	110,000	124,575
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	340,000	374,850
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23	380,000	386,688
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26(FWC)	395,000	413,695
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28	120,000	135,480
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	145,000	158,268
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21	80,000	81,168
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	130,000	144,625
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	235,000	252,402
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	150,000	151,125
Valvoline, Inc. company guaranty sr. unsec. notes 4.375%, 8/15/25	70,000	72,294
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	150,000	159,000
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	352,000	421,071
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	361,000	396,127
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	57,000	65,237
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	2,000	2,410
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	294,000	527,548
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28	45,000	47,025
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	310,000	328,600
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	180,000	191,925
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31	190,000	186,200
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26	70,000	72,538
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	165,000	168,300
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25	145,000	154,425
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	290,000	298,918
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	290,000	303,775
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	70,000	75,863

		39,991,574
Consumer staples (0.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	160,000	162,149
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	160,000	164,800
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	200,000	203,500
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	65,000	71,622
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	605,000	643,569
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	205,000	229,405
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	480,000	542,577
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	197,000	280,109
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	235,000	290,200
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	11,000	12,526
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	285,000	292,838
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	130,000	133,738
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	755,000	797,469
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25	70,000	74,375
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	180,000	183,825
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	35,000	35,690
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	7,742	8,979
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27	20,000	22,230
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	387,000	492,582
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	256,000	397,044
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	226,000	317,368
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	385,000	396,550
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27	115,000	121,038
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	195,000	200,363
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	405,000	402,092
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	120,000	131,100
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	165,000	168,506
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	378,000	460,065
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	302,000	348,187
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	70,000	76,056
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	200,000	207,500
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	145,000	153,121
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35	310,000	375,795
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26	620,000	647,448
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27	107,000	115,278
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	165,000	184,181
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	566,000	591,640
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	60,000	62,550
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	50,000	52,000
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	238,000	252,956
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28	435,000	455,934
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	485,000	498,894
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 2.00%, 10/28/21 (Netherlands)	200,000	202,468
Mondelez International, Inc. sr. unsec. sub. notes 2.125%, 4/13/23	83,000	86,208
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	1,135,000	1,136,144
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	115,000	142,025
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	210,000	236,817
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	385,000	461,519
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	440,000	518,650
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	70,000	80,500
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	135,000	148,541
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	215,000	236,823
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	193,000	206,510
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	135,000	140,906
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	210,000	226,800
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	115,000	116,245
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	115,000	126,098
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25	45,000	49,838

		15,373,941
Energy (0.8%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)	60,000	62,396
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)	235,000	244,988
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22	231,000	230,423
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	115,000	117,379
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	125,000	133,281
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	70,000	74,200
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25	45,000	47,566
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	145,000	150,942
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	214,000	218,280
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	90,000	61,913
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	270,000	298,933
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	24,000	28,176
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	400,000	449,132
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	195,000	253,744
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	265,000	267,650
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	595,000	703,872
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	400,000	402,179
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	100,000	107,500
Comstock Resources, Inc. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	135,000	145,463
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	160,000	163,934
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	145,000	165,722
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	205,000	210,166
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	310,000	319,641
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	120,000	133,198
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	115,000	127,363
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	305,000	337,025
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	170,000	238,425
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	120,000	166,440
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	95,000	116,183
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	170,000	181,507
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	65,000	67,666
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25	125,000	140,724
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 144A sr. unsec. notes 7.75%, 12/15/25	235,000	249,189
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	390,000	420,693
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	235,000	251,450
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	625,000	674,158
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	345,000	387,809
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	153,000	161,868
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	1,345,000	1,136,525
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	155,000	183,101
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	215,000	222,794
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	60,000	61,212
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	415,000	433,080
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	25,000	26,358
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	110,000	153,908
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	528,000	528,757
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29	35,000	37,888
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	210,000	219,515
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	440,000	457,600
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	210,000	211,575
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26	185,000	189,163
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	208,000	214,250
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25	148,875	141,431
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	50,000	53,500
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	40,000	42,926
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41	115,000	174,939
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)	130,000	134,225
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	155,000	168,291
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	60,000	64,212
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	235,000	246,045
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25	55,000	58,575
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21	145,000	145,000
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25	120,000	115,915
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	75,000	86,853
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	95,000	112,798
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	400,000	429,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	314,000	388,603
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	1,324,000	1,506,050
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	86,000	100,513
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	44,000	49,720
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)	515,000	19,313
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)	153,000	154,262
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)	1,040,000	1,088,651
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	330,000	287,100
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	165,000	174,281
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	72,000	77,850
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	228,000	261,433
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	155,000	177,210
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	122,000	143,846
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	565,000	624,868
Shell International Finance BV company guaranty sr. unsec. unsub. notes 1.875%, 5/10/21 (Netherlands)	219,000	220,249
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	90,000	71,775
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	140,000	119,700
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	190,000	152,950
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	128,000	123,520
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	65,000	69,875
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	190,000	213,012
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25	60,000	64,350
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	205,000	210,955
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	265,000	270,631
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	70,000	78,838
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	115,000	124,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30	70,000	75,999
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	530,000	559,447
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	352,000	356,104
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	660,000	699,600
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	89,700	84,318
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	175,000	159,250
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	225,000	235,125
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	115,000	122,772
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	70,000	73,150
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	155,000	176,409
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	125,000	131,406
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	90,000	95,400
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28	175,000	190,755
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	200,000	211,924

		24,506,603
Financials (2.3%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	210,000	212,363
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21	15,000	15,046
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	738,000	847,765
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	585,000	618,257
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	290,000	310,300
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	337,000	494,672
American Express Co. sr. unsec. notes 2.65%, 12/2/22	600,000	626,304
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	40,000	58,604
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)	775,000	795,421
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	417,000	451,854
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	203,125
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	233,430
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	232,781
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	233,743
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	465,000	526,613
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	75,000	85,688
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	190,000	201,793
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	686,000	694,129
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27	1,055,000	1,180,643
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,030,000	1,497,558
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	748,000	754,029
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	56,000	63,476
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	5,000	5,163
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)	685,000	704,651
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	375,000	401,614
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	90,000	118,740
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	90,000	90,101
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	215,000	216,464
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	120,000	119,326
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	325,000	366,962
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	527,000	595,727
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	190,000	207,050
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	367,000	396,537
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	106,000	121,021
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	190,000	224,487
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	87,000	94,939
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	762,000	864,870
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	87,000	92,220
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	1,422,000	1,614,944
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	323,000	370,183
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	540,000	563,046
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21	426,000	435,207
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	240,000	320,644
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	284,000	335,727
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	160,000	187,502
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	253,522
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	205,000	237,959
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	580,000	652,261
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22	630,000	650,381
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	490,000	535,325
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	285,000	322,791
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	585,000	609,763
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 3.45%, 4/16/21 (United Kingdom)	250,000	252,291
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)	730,000	748,362
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	408,000	490,553
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	575,000	673,117
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	470,000	533,761
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)	1,340,000	1,387,582
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	100,000	147,024
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)	90,000	94,500
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	200,000	205,000
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	811,000	907,684
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	385,000	422,389
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	156,000	158,285
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	230,000	254,995
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	195,000	203,775
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	195,000	203,408
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	195,000	219,391
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	130,000	149,197
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	230,000	239,200
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	751,000	890,959
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22	375,000	396,373
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,285,000	1,466,435
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	114,000	121,913
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	122,000	184,997
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	130,000	142,278
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	290,000	303,279
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	345,000	369,910
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	155,000	157,632
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	210,000	222,369
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	135,000	144,720
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24	135,000	140,231
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	225,000	255,782
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	520,000	533,689
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	260,000	262,242
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	146,000	157,308
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	190,000	193,800
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	315,000	318,938
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	240,000	237,000
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	123,000	134,902
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	853,000	880,723
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.221%, 5/15/47	116,000	95,120
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,485,000	1,868,918
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	1,350,000	1,534,325
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	165,000	180,938
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	1,415,000	1,512,353
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	160,000	210,023
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	170,000	169,575
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	220,000	215,325
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	215,000	247,441
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	200,000	223,747
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25	345,000	356,875
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	175,000	253,679
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	212,000	258,115
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22	600,000	617,928
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	550,000	567,456
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	155,000	163,406
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	330,000	335,982
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	255,000	293,186
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	470,000	639,831
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	1,365,000	1,563,220
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 5.50%, 7/28/21	385,000	396,321
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23	1,870,000	1,973,542
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.875%, 4/12/23 (Australia)	250,000	264,182
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.50%, 1/12/21 (Australia)	725,000	725,328
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	110,000	116,738
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	190,000	199,500
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30	70,000	73,165
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	215,000	257,870
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	155,000	175,765
New York Life Global Funding 144A notes 1.10%, 5/5/23	1,630,000	1,658,419
Nordea Bank ABP 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Finland)	365,000	367,872
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30	120,000	124,513
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	225,000	237,938
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22	690,000	700,601
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22	169,000	174,554
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	113,000	121,089
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	47,000	50,433
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	295,000	302,375
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	96,000	102,840
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	284,000	306,010
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)	26,000	26,814
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	285,000	336,451
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)	280,000	315,300
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	80,000	92,186
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, 11/18/50 (France)	431,000	456,466
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	95,000	107,469
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	110,000	130,075
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	120,000	142,500
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	170,000	197,413
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	240,000	270,000
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	265,000	271,625
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	1,000,000	1,009,052
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	255,000	321,166
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	1,300,000	1,340,659
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	475,000	538,324
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	250,000	264,535
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	305,000	322,149
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	710,000	726,295
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	284,000	295,122
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	480,000	488,541
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	1,245,000	1,297,913
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	308,000	355,336
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)	970,000	977,490
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	206,000	232,566
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	245,000	251,125
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	330,000	371,663
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)	245,000	247,741
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	84,000	107,238
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	388,000	413,172
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	520,000	525,236

		68,920,835
Health care (0.9%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	1,639,000	1,836,821
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25 (acquired 11/19/20, cost $289,870)(RES)	270,000	301,098
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	265,000	223,925
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	230,000	313,730
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	347,000	378,826
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	265,000	294,813
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25	160,000	165,806
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	215,000	241,684
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	105,000	115,416
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	165,000	179,231
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	340,000	350,424
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29	90,000	92,538
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	270,000	277,763
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	195,000	214,324
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	465,000	490,224
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	1,315,000	1,383,368
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22	660,000	691,460
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	785,000	851,925
Bristol-Myers Squibb Co. sr. unsec. notes 2.25%, 8/15/21	250,000	252,720
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30	235,000	236,158
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	185,000	215,370
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	110,000	116,589
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	505,000	560,550
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	170,000	179,563
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	150,000	158,207
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	115,000	123,913
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	25,000	27,000
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	90,000	97,088
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 9.875%, 6/30/23	55,000	57,819
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	197,000	204,388
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	225,000	236,808
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.90%, 2/15/22	511,000	530,872
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	447,000	483,238
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,097,000	1,389,878
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	44,000	47,072
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	137,888	156,438
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	155,000	183,494
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	255,000	300,900
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec. notes 3.875%, 8/15/28	70,000	72,485
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)	106,000	118,323
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)	163,000	138,550
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	115,000	120,175
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	220,000	260,370
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	224,000	259,858
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	134,000	178,985
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	480,000	551,712
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	110,000	116,883
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28	70,000	74,725
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25	50,000	52,731
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	53,000	46,508
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	19,000	20,487
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	395,000	492,252
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	122,000	132,531
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	650,000	851,486
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	85,000	90,525
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27	40,000	43,200
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	305,000	344,444
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	550,000	730,109
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	320,000	354,400
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	222,000	236,430
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	150,000	156,032
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	145,000	148,628
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	60,000	63,600
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25	60,000	65,550
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	465,000	492,319
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	630,000	659,049
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	300,000	339,375
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	460,000	489,325
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21	310,000	310,820
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	245,000	309,487
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	740,000	879,841
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.15%, 6/15/21	750,000	759,413
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22	136,000	139,320
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	245,000	256,333
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	347,000	369,424
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	335,000	394,667
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	303,000	313,736

		25,395,529
Technology (0.9%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	295,000	285,256
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	494,000	500,395
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	305,000	327,028
Analog Devices, Inc. sr. unsec. unsub. notes 3.90%, 12/15/25	255,000	290,822
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	655,000	893,910
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	150,000	165,118
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	275,000	296,518
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	396,000	399,219
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23	1,185,000	1,199,137
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	262,000	359,062
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	314,000	398,737
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	90,000	91,143
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	35,000	36,145
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	260,000	280,839
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	185,000	189,394
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	65,000	70,554
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	185,000	198,875
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	705,000	777,057
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	876,000	1,014,200
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26	90,000	92,250
Cisco Systems, Inc. sr. unsec. unsub. bonds 5.90%, 2/15/39	180,000	277,573
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	300,000	329,665
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	528,000	529,642
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	105,000	110,628
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	70,000	72,170
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	120,000	128,100
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25	75,000	90,061
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	330,000	402,582
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	170,000	176,311
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	140,000	211,794
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24	180,000	182,250
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25	110,000	123,200
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26	69,000	74,175
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	379,000	444,944
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	60,000	66,763
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	218,000	259,481
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	180,000	205,534
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	510,000	608,071
Google, LLC sr. unsec. notes 3.375%, 2/25/24	335,000	366,646
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	390,000	400,095
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	541,000	585,640
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25	240,000	253,906
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50	60,000	63,273
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	930,000	1,014,618
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	799,000	1,013,120
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	204,000	208,159
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	1,650,000	1,661,350
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	767,000	787,506
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	735,000	907,642
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	550,000	604,416
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	1,251,000	1,300,304
Oracle Corp. sr. unsec. unsub. notes 1.90%, 9/15/21	560,000	565,639
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	570,000	571,425
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31	115,000	118,738
Rackspace Technology Global, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/1/28	15,000	15,716
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	992,000	1,170,479
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	315,000	307,294
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	130,000	134,713
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	160,000	171,000
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	95,000	100,938
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	670,000	692,479
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25	370,000	378,788
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	125,000	138,125

		25,690,612
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	240,000	299,592
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	350,000	382,029
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22	36,000	37,292
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	113,000	125,649
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	210,000	228,843
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	515,000	557,488

		1,630,893
Utilities and power (0.4%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	605,000	613,160
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25	75,000	81,750
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	510,000	609,544
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	105,000	103,314
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	60,000	60,780
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	90,000	92,700
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	98,000	101,381
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	660,000	686,400
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	45,000	47,025
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	25,000	25,707
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37	30,000	36,968
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	130,000	157,656
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	350,000	443,231
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	445,000	496,601
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	80,000	124,307
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	385,000	446,039
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23	230,000	247,432
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	355,000	414,995
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	210,000	244,476
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	151,000	163,657
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	755,000	880,432
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	134,000	146,056
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	143,000	175,047
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	270,000	270,022
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	155,000	163,128
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	625,000	657,319
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	157,000	226,973
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	185,000	196,100
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	55,000	58,082
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	100,000	109,250
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	660,000	765,368
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	536,000	583,785
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	100,000	110,000
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	205,000	211,181
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	45,000	64,318
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	405,000	494,681
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31	365,000	366,333
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	215,000	227,498
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	80,000	81,410
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	150,000	160,672
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	170,000	177,655
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	15,000	15,930
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	75,000	108,188
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)	90,000	135
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	343,000	389,312
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	340,000	368,197
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27	135,000	143,591
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	295,000	307,449
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	150,000	159,000

		12,814,235

Total corporate bonds and notes (cost $256,091,493)		$277,625,381

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$782,604	$873,956
5.00%, 5/20/49	29,309	33,092
4.70%, with due dates from 5/20/67 to 8/20/67	193,669	223,285
4.611%, 6/20/67	80,904	92,233
4.511%, 3/20/67	97,048	111,362
4.50%, 5/20/49	84,606	93,621
3.00%, TBA, 1/1/51	31,000,000	32,416,796
3.00%, with due dates from 7/20/50 to 10/20/50	24,602,485	25,896,723

		59,741,068
U.S. Government Agency Mortgage Obligations (6.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	286,221	317,869
3.00%, with due dates from 2/1/47 to 1/1/48	10,169,857	10,671,700
Federal National Mortgage Association Pass-Through Certificates
4.50%, with due dates from 2/1/39 to 4/1/39	36,811	41,296
4.00%, 1/1/57	775,401	869,802
4.00%, with due dates from 6/1/48 to 5/1/49	12,058,401	12,877,062
3.50%, 6/1/56	1,906,437	2,131,887
3.00%, with due dates from 4/1/46 to 11/1/48	12,720,922	13,492,361
2.50%, with due dates from 7/1/50 to 9/1/50	9,619,828	10,135,641
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/51	5,000,000	5,616,406
4.00%, TBA, 1/1/51	1,000,000	1,067,891
3.50%, TBA, 1/1/51	14,000,000	14,802,813
2.50%, TBA, 2/1/51	13,000,000	13,680,976
2.50%, TBA, 1/1/51	26,000,000	27,409,689
2.50%, TBA, 1/1/36	15,000,000	15,646,875
2.00%, TBA, 2/1/51	22,000,000	22,824,140
2.00%, TBA, 1/1/51	35,000,000	36,367,188
1.50%, TBA, 1/1/51	8,000,000	8,083,750

		196,037,346

Total U.S. government and agency mortgage obligations (cost $252,793,174)		$255,778,414

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 4.375%, 2/15/38(i)	$80,000	$120,195
U.S. Treasury Inflation Index Notes 0.125%, 1/15/30(i)	421,009	475,902

Total U.S. treasury obligations (cost $596,097)		$596,097

MORTGAGE-BACKED SECURITIES (2.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.215%, 11/15/35	$38,510	$68,547
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.752%, 12/15/36	21,781	35,503
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.384%, 3/15/35	31,242	43,739
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.54%, 6/15/34	21,504	26,234
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.791%, 3/15/41	646,492	120,396
REMICs Ser. 3326, Class WF, zero %, 10/15/35	1,512	1,372
REMICs Ser. 1208, Class F, PO, zero %, 2/15/22	9	9
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.012%, 7/25/36	10,115	19,420
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.024%, 3/25/36	18,858	33,355
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.657%, 6/25/37	29,538	51,986
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.806%, 8/25/35	20,699	28,867
REMICs FRB Ser. 01-50, Class B1, IO, 0.386%, 10/25/41(WAC)	307,783	1,385
Trust FRB Ser. 02-W8, Class 1, IO, 0.30%, 6/25/42(WAC)	259,679	2,285
REMICs Ser. 01-79, Class BI, IO, 0.269%, 3/25/45(WAC)	142,823	714
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	8,627	7,161
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 6/20/43	816,998	158,254
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	1,021,161	178,016
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	301,586	56,831
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	37,054	3,156
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	62,008	9,537
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	1,956,586	146,235
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	521,946	13,245
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	832,823	23,985
Ser. 15-H25, Class BI, IO, 1.942%, 10/20/65(WAC)	4,081,110	350,567
Ser. 15-H26, Class EI, IO, 1.724%, 10/20/65(WAC)	2,156,475	149,659
Ser. 15-H24, Class BI, IO, 1.611%, 8/20/65(WAC)	4,197,357	150,244

		1,680,702
Commercial mortgage-backed securities (1.1%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.425%, 1/15/49(WAC)	22,442	—
Bank FRB Ser. 19-BN20, Class XA, IO, 0.838%, 9/15/62(WAC)	4,169,083	254,314
Barclays Commercial Mortgage Trust Ser. 19-C3, Class B, 4.096%, 5/15/52	276,000	308,349
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.518%, 3/11/39 (In default)(NON)(WAC)	52,231	37,345
FRB Ser. 06-PW14, Class X1, IO, 0.557%, 12/11/38(WAC)	84,194	867
CD Commercial Mortgage Trust
FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50(WAC)	231,000	258,525
Ser. 17-CD3, Class A4, 3.631%, 2/10/50	256,000	291,341
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	393,000	434,779
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.043%, 4/15/44(WAC)	369,000	365,298
FRB Ser. 11-C2, Class D, 5.739%, 12/15/47(WAC)	154,000	155,540
FRB Ser. 11-C2, Class E, 5.739%, 12/15/47(WAC)	562,000	536,719
Citigroup Commercial Mortgage Trust
FRB Ser. 18-C6, Class B, 4.738%, 11/10/51(WAC)	262,000	313,601
Ser. 14-GC19, Class AS, 4.345%, 3/10/47	274,000	298,941
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	431,000	468,594
FRB Ser. 14-GC21, Class XA, IO, 1.169%, 5/10/47(WAC)	3,515,686	113,815
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47(WAC)	158,000	165,574
FRB Ser. 12-GC8, Class XA, IO, 1.751%, 9/10/45(WAC)	4,097,281	83,580
FRB Ser. 06-C5, Class XC, IO, 0.517%, 10/15/49(WAC)	2,634,467	26
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.886%, 11/10/46(WAC)	499,000	538,920
FRB Ser. 14-CR17, Class C, 4.783%, 5/10/47(WAC)	300,000	300,594
FRB Ser. 14-CR18, Class C, 4.743%, 7/15/47(WAC)	354,000	358,230
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	229,000	245,259
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	408,000	443,773
Ser. 14-LC15, Class AM, 4.198%, 4/10/47	251,000	275,483
Ser. 14-CR19, Class AM, 4.08%, 8/10/47	524,000	571,346
FRB Ser. 14-CR17, Class XA, IO, 0.968%, 5/10/47(WAC)	6,155,515	167,018
FRB Ser. 13-CR11, Class XA, IO, 0.92%, 8/10/50(WAC)	7,251,916	156,054
FRB Ser. 14-UBS6, Class XA, IO, 0.887%, 12/10/47(WAC)	5,959,461	157,312
COMM Mortgage Trust 144A FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	781,000	705,195
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.455%, 2/15/40(WAC)	2,787,545	12,068
FRB Ser. 07-C2, Class AX, IO, 0.014%, 1/15/49(WAC)	1,137,296	11
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.732%, 5/15/38(WAC)	25,099	191
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	234,000	267,878
FRB Ser. 20-C19, Class XA, IO, 1.121%, 3/15/53(WAC)	6,449,881	525,459
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.764%, 4/15/50(WAC)	645,000	426,997
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC3A, Class D, 5.335%, 8/10/44(WAC)	1,165,000	1,099,296
Ser. 11-LC2A, Class B, 4.998%, 7/10/44(WAC)	284,000	285,974
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.523%, 1/25/30(WAC)	2,839,628	336,666
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class XAM, IO, 1.384%, 1/25/30(WAC)	2,265,000	255,533
Multifamily Structured Pass-Through Certificates FRB Ser. K106, Class X1, IO, 1.355%, 1/25/30(WAC)	5,376,563	569,416
Multifamily Structured Pass-Through Certificates FRB Ser. K121, Class X1, IO, 1.029%, 10/25/30(WAC)	3,141,000	267,299
Multifamily Structured Pass-Through Certificates FRB Ser. K099, Class X1, IO, 0.886%, 9/25/29(WAC)	5,201,414	356,296
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.762%, 9/25/27(WAC)	5,176,978	233,470
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.362%, 12/25/28(WAC)	11,536,355	319,604
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.489%, 2/10/46(WAC)	4,329,796	118,657
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.692%, 6/10/47(WAC)	652,000	638,730
Ser. 15-GC32, Class AS, 4.018%, 7/10/48(WAC)	330,000	365,640
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	353,000	396,243
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	353,000	393,489
FRB Ser. 14-GC22, Class XA, IO, 0.98%, 6/10/47(WAC)	7,703,612	188,739
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.982%, 8/10/43(WAC)	346,000	51,929
FRB Ser. 11-GC3, Class C, 5.545%, 3/10/44(WAC)	406,000	405,391
FRB Ser. 11-GC3, Class D, 5.545%, 3/10/44(WAC)	547,000	540,943
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	247,000	253,546
FRB Ser. 13-GC14, Class B, 4.743%, 8/10/46(WAC)	247,000	266,719
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.676%, 4/15/47(WAC)	533,000	522,253
FRB Ser. 14-C22, Class C, 4.554%, 9/15/47(WAC)	473,000	407,765
Ser. 15-C29, Class B, 4.118%, 5/15/48(WAC)	531,000	557,624
FRB Ser. 13-C12, Class B, 4.099%, 7/15/45(WAC)	258,000	269,076
FRB Ser. 13-C17, Class XA, IO, 0.743%, 1/15/47(WAC)	3,305,310	62,286
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-C16, Class AS, 4.517%, 12/15/46	286,000	310,996
Ser. 14-C20, Class AS, 4.043%, 7/15/47	351,000	382,813
FRB Ser. 13-LC11, Class C, 3.958%, 4/15/46(WAC)	297,000	263,629
FRB Ser. 13-LC11, Class XA, IO, 1.247%, 4/15/46(WAC)	11,611,990	267,091
FRB Ser. 06-CB17, Class X, IO, 0.652%, 12/12/43(WAC)	311,929	2,359
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45(WAC)	1,089,348	11
FRB Ser. 07-LDPX, Class X, IO, 0.052%, 1/15/49(WAC)	568,422	6
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.655%, 11/15/43(WAC)	263,000	249,909
FRB Ser. 12-C6, Class E, 5.152%, 5/15/45(WAC)	943,000	462,070
FRB Ser. 12-C8, Class D, 4.67%, 10/15/45(WAC)	458,000	385,767
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.147%, 2/15/40(WAC)	18,379	2
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.689%, 9/15/39(WAC)	1,892,959	6,265
LSTAR Commercial Mortgage Trust 144A
Ser. 17-5, Class AS, 4.021%, 3/10/50	230,000	260,400
FRB Ser. 15-3, Class B, 3.185%, 4/20/48(WAC)	1,044,000	1,088,036
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 5.694%, 7/15/45(WAC)	6,099	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.05%, 2/15/47(WAC)	290,000	313,398
FRB Ser. 14-C17, Class C, 4.479%, 8/15/47(WAC)	708,000	648,809
FRB Ser. 15-C24, Class B, 4.342%, 5/15/48(WAC)	215,000	231,479
Ser. 14-C15, Class A4, 4.051%, 4/15/47	279,000	305,630
Ser. 13-C8, Class B, 3.559%, 12/15/48(WAC)	281,000	290,566
FRB Ser. 14-C17, Class XA, IO, 1.076%, 8/15/47(WAC)	3,695,402	96,424
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.606%, 11/15/45(WAC)	450,000	438,268
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	80,460	18,103
Ser. 11-C3, Class A4, 4.118%, 7/15/49	361,717	365,334
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class B, 5.244%, 7/15/49(WAC)	393,000	396,484
FRB Ser. 11-C3, Class D, 5.244%, 7/15/49(WAC)	231,000	213,713
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M7, 1.848%, 10/15/49	405,098	386,868
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.034%, 12/15/50(WAC)	4,087,211	215,730
FRB Ser. 18-C8, Class XA, IO, 0.874%, 2/15/51(WAC)	4,576,306	228,631
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.569%, 5/10/45(WAC)	334,000	327,229
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.603%, 12/10/45(WAC)	4,796,426	105,458
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.265%, 11/15/48(WAC)	820,495	25
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.275%, 7/15/46(WAC)	319,000	325,461
FRB Ser. 13-LC12, Class C, 4.275%, 7/15/46(WAC)	408,000	361,497
Ser. 19-C49, Class AS, 4.244%, 3/15/52	193,000	224,344
Ser. 15-NXS3, Class AS, 3.972%, 9/15/57(WAC)	210,000	230,796
Ser. 17-C39, Class A5, 3.418%, 9/15/50	320,000	362,835
FRB Ser. 19-C52, Class XA, IO, 1.618%, 8/15/52(WAC)	3,753,450	399,127
FRB Ser. 14-LC16, Class XA, IO, 1.089%, 8/15/50(WAC)	9,856,852	297,820
FRB Ser. 16-LC25, Class XA, IO, 0.968%, 12/15/59(WAC)	3,939,520	149,714
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.275%, 7/15/46(WAC)	655,000	262,000
WF-RBS Commercial Mortgage Trust
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	315,000	336,534
FRB Ser. 13-C11, Class C, 4.20%, 3/15/45(WAC)	335,000	347,655
Ser. 13-C12, Class AS, 3.56%, 3/15/48	329,000	344,381
Ser. 13-C11, Class AS, 3.311%, 3/15/45	460,000	475,371
FRB Ser. 14-C24, Class XA, IO, 0.833%, 11/15/47(WAC)	8,964,958	215,630
FRB Ser. 14-C22, Class XA, IO, 0.805%, 9/15/57(WAC)	21,065,951	491,132
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class D, 5.656%, 11/15/44(WAC)	353,000	347,500
FRB Ser. 11-C3, Class D, 5.642%, 3/15/44(WAC)	819,000	499,063
FRB Ser. 11-C2, Class D, 5.523%, 2/15/44(WAC)	268,630	268,281
FRB Ser. 13-C15, Class D, 4.49%, 8/15/46(WAC)	437,000	181,099
FRB Ser. 12-C9, Class XA, IO, 1.878%, 11/15/45(WAC)	3,653,351	92,251
FRB Ser. 12-C10, Class XA, IO, 1.523%, 12/15/45(WAC)	3,623,688	79,631
FRB Ser. 12-C9, Class XB, IO, 0.715%, 11/15/45(WAC)	10,038,000	115,437

		33,070,642
Residential mortgage-backed securities (non-agency) (0.8%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.338%, 5/25/47	452,650	229,658
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	158,783	163,639
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	208,795	213,598
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 0.827%, 4/20/35	408,440	401,842
Bellemeade Re, Ltd. 144A
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.648%, 10/25/29 (Bermuda)	251,000	244,344
FRB Ser. 20-2A, Class M1A, (1 Month US LIBOR + 2.30%), 2.448%, 8/26/30 (Bermuda)	166,000	166,567
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.28%, 5/25/35(WAC)	296,667	304,182
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	140,446	141,500
Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A1, 1.65%, 8/25/35(WAC)	121,071	101,316
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.549%, 6/25/46	725,008	640,296
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 0.804%, 11/20/35	442,427	403,258
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.528%, 8/25/46	954,671	921,981
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 0.498%, 8/25/36	204,687	94,160
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.332%, 2/20/47	340,455	260,274
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	220,066	221,717
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.848%, 11/25/28 (Bermuda)	227,125	224,922
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.498%, 9/25/28	217,024	230,016
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.70%, 7/25/28	238,587	248,944
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.298%, 11/25/28	369,099	387,236
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.948%, 5/25/28	204,239	212,383
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.898%, 10/25/24	87,530	88,741
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.848%, 4/25/28	503,768	524,192
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.798%, 10/25/28	1,959,012	2,036,445
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.998%, 3/25/29	250,000	258,663
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.898%, 9/25/24	247,159	253,463
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.598%, 10/25/29	304,000	313,424
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.398%, 7/25/29	240,330	246,078
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.348%, 10/25/29	114,767	114,768
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.798%, 1/25/49	123,250	122,236
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.598%, 3/25/49	11,147	11,091
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.498%, 2/25/49	94,110	93,773
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.448%, 10/25/48	64,400	63,288
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.048%, 1/25/50	217,000	215,695
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class M1, (1 Month US LIBOR + 1.30%), 1.448%, 9/25/50	209,082	209,246
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M1, (US 30 Day Average SOFR + 1.30%), 1.382%, 10/25/50	49,000	49,015
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.098%, 8/25/28	289,359	309,395
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.898%, 8/25/28	816,734	859,102
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.148%, 9/25/28	830,127	876,693
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.048%, 10/25/28	335,494	352,654
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.848%, 4/25/28	672,511	717,548
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.698%, 4/25/28	877,744	921,519
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.148%, 7/25/25	188,338	192,251
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.148%, 11/25/24	56,478	57,714
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.048%, 11/25/24	163,043	167,164
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.598%, 1/25/29	543,183	564,066
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.498%, 5/25/29	217,292	225,542
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.448%, 2/25/25	84,202	85,493
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.398%, 4/25/29	364,680	377,333
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.398%, 1/25/29	1,071,143	1,112,731
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	76,727	77,876
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	131,305	133,254
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.698%, 7/25/29	630,018	648,116
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.048%, 7/25/24	163,661	163,191
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.348%, 1/25/30	24,279	24,355
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.398%, 7/25/29	190,000	193,463
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.298%, 11/25/39	85,019	83,510
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.198%, 1/25/40	1,016,000	1,008,348
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.748%, 10/25/28 (Bermuda)	100,914	99,818
JP Morgan Alternative Loan Trust FRB Ser. 07-S1, Class A1, (1 Month US LIBOR + 0.28%), 0.428%, 4/25/47	165,007	159,232
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	179,599	180,856
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	365,958	366,690
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	361,514	362,599
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.948%, 2/25/34	469,833	462,423
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.64%, 2/25/35(WAC)	138,595	143,968
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 0.973%, 8/25/34	88,431	85,778
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.976%, 8/26/47(WAC)	160,000	153,928
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 1.273%, 10/25/33	169,344	170,704
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.199%, 12/26/59	282,016	283,528
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.198%, 10/25/34	410,000	399,092
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	189,000	189,238
Starwood Mortgage Residential Trust 144A Ser. 20-2, Class M1E, 3.00%, 4/25/60	323,000	331,247
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.998%, 5/25/47	679,211	529,689
Towd Point Mortgage Trust 144A
Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	177,000	191,746
Ser. 14-1, Class A2, 3.25%, 10/25/53(WAC)	77,720	78,696
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 3.324%, 12/25/36(WAC)	236,612	228,881
FRB Ser. 05-AR12, Class 1A8, 2.917%, 10/25/35(WAC)	453,295	448,274
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.108%, 7/25/45	177,897	169,055
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 1.068%, 10/25/44	299,897	279,474
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 0.948%, 8/25/45	269,911	251,773

		25,129,958

Total mortgage-backed securities (cost $63,305,838)		$59,881,302

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
Chile (Republic of) sr. unsec. bonds 2.45%, 1/31/31 (Chile)	$520,000	$556,400
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	454,000	505,462
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)	300,000	354,003
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	387,000	464,400
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	730,000	850,450
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)	440,000	511,298
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	925,000	1,081,103
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	200,000	233,754
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	690,000	802,108
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	285,000	302,102
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	785,000	883,125
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)	350,000	370,125
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	540,000	729,680
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	320,000	377,864
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,051,000	1,378,134
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	460,000	537,055
Peru (Republic of) sr. unsec. bonds 8.75%, 11/21/33 (Peru)	400,000	683,004
Peru (Republic of) sr. unsec. unsub. bonds 5.625%, 11/18/50 (Peru)	110,000	172,975
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)	678,000	723,094
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	900,000	1,009,125
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	360,000	389,249
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	200,000	204,800
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	240,000	388,502
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	460,000	43,700
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	745,000	70,775

Total foreign government and agency bonds and notes (cost $12,490,240)		$13,622,287

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.107%, 7/25/24	$510,000	$511,275
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.048%, 10/25/53	243,000	243,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.953%, 11/25/53	146,000	146,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.948%, 6/25/52	1,275,000	1,274,203
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	783,000	788,231
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	556,000	557,510
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), zero %, 7/15/21	769,000	769,000
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.893%, 9/7/21	606,000	606,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.643%, 10/10/21	561,000	561,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.513%, 12/10/21	557,000	557,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.298%, 6/25/51	577,000	577,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.978%, 3/26/21	1,277,000	1,277,000
Toorak Mortgage Corp., Ltd. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22(WAC)	570,000	572,850
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.749%, 1/25/46	601,090	600,202

Total asset-backed securities (cost $9,028,671)		$9,040,271

SENIOR LOANS (0.2%)(a)(c)
	Principal amount	Value
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	$59,532	$58,546
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	190,000	189,802
Arches Buyer, Inc. bank term loan FRN (1 Month US LIBOR + 4.00%), 4.50%, 11/24/27	330,000	329,764
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	424,600	413,572
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/24	162,474	156,828
CP Atlas Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/27	292,500	292,591
CP Atlas Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/27	97,500	97,530
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	85,729	85,675
Epicor Software Corp. bank term loan FRN (1 Month US LIBOR + 7.75%), 8.75%, 7/30/28	120,000	124,650
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	189,525	190,473
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	99,937	99,562
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/25	485,000	481,363
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	185,000	185,174
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	160,050	159,116
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 11/19/27	85,000	84,873
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.66%, 11/6/24	483,368	482,311
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.398%, 6/30/25	333,351	328,172
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.647%, 4/30/26	193,929	192,959
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	114,713	112,705
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	52,933	52,823
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	170,000	132,600
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	115,634	107,829
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.733%, 6/26/26	150,000	146,875
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.233%, 6/26/25	399,367	398,493
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	334,813	326,024
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.153%, 3/2/27	676,600	671,767
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.147%, 3/9/27	111,349	110,463

Total senior loans (cost $6,015,928)		$6,012,540

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,720	$181,776

Total preferred stocks (cost $168,119)		$181,776

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.(S)	1,708	$2,222,279
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	2,747	3,292,746

Total convertible preferred stocks (cost $4,593,022)		$5,515,025

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ index level	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Dec-21/4150.00	$25,312,156	$6,739	$618,982

Total purchased options outstanding (cost $505,425)				$618,982

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$285,000	$271,671

Total convertible bonds and notes (cost $275,116)		$271,671

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	1,400	$9,534

Total warrants (cost $6,931)				$9,534

SHORT-TERM INVESTMENTS (15.4%)(a)
		Principal amount/ shares	Value
Atlantic Asset Securitization, LLC asset backed commercial paper 0.210%, 1/20/21		$6,947,000	$6,946,354
Atlantic Asset Securitization, LLC asset backed commercial paper 0.200%, 1/21/21		7,500,000	7,499,258
Chariot Funding, LLC asset backed commercial paper 0.210%, 2/16/21		15,000,000	14,995,751
Gotham Funding Corp. asset backed commercial paper 0.210%, 3/25/21		15,000,000	14,991,319
Interest in $331,940,000 joint tri-party repurchase agreement dated 12/31/2020 with Citigroup Global Markets, Inc. due 1/4/2021 - maturity value of $2,465,019 for an effective yield of 0.070% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 5.000% and due dates ranging from 7/1/2050 to 8/1/2050, valued at $338,599,709)		2,465,002	2,465,002
Manhattan Asset Funding Co., LLC asset backed commercial paper 0.215%, 1/15/21		13,299,001	13,298,169
Matchpoint Finance PLC asset backed commercial paper 0.230%, 1/20/21		15,000,000	14,998,607
Putnam Cash Collateral Pool, LLC 0.14%(AFF)	Shares	16,489,765	16,489,765
Putnam Short Term Investment Fund Class P 0.17%(AFF)	Shares	310,486,958	310,486,958
Sheffield Receivables Co., LLC asset backed commercial paper 0.210%, 1/11/21		$15,250,000	15,249,346
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	4,728,000	4,728,000
U.S. Treasury Bills 0.096%, 1/12/21(SEG)		$8,600,000	8,599,924
U.S. Treasury Bills 0.089%, 2/2/21(SEG)(SEGSF)		1,400,000	1,399,913
U.S. Treasury Bills 0.088%, 2/9/21(SEG)(SEGSF)(SEGCCS)		4,500,000	4,499,796
U.S. Treasury Bills 0.088%, 1/19/21(SEG)(SEGSF)(SEGCCS)		5,600,000	5,599,908
U.S. Treasury Bills 0.087%, 2/23/21(SEG)(SEGCCS)		1,300,000	1,299,887
U.S. Treasury Bills 0.085%, 2/16/21(SEG)(SEGSF)(SEGCCS)		3,800,000	3,799,682
U.S. Treasury Bills 0.084%, 1/26/21(SEG)(SEGSF)(SEGCCS)		300,000	299,992
U.S. Treasury Bills 0.082%, 4/8/21(SEG)(SEGSF)(SEGCCS)		4,000,000	3,999,217
U.S. Treasury Bills 0.074%, 3/18/21(SEGSF)(SEGCCS)		2,300,000	2,299,673

Total short-term investments (cost $453,946,166)			$453,946,521
TOTAL INVESTMENTS

Total investments (cost $2,511,842,670)			$3,153,468,909

	FORWARD CURRENCY CONTRACTS at 12/31/20 (aggregate face value $630,083,718) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	1/20/21	$986,460	$857,668	$(128,792)
		Canadian Dollar	Sell	1/20/21	4,473,121	4,285,260	(187,861)
		Chinese Yuan (Offshore)	Sell	2/18/21	1,484,882	1,451,628	(33,254)
		Euro	Buy	3/17/21	20,598,447	20,507,550	90,897
		Hong Kong Dollar	Sell	2/17/21	1,344,963	1,344,580	(383)
		Japanese Yen	Buy	2/17/21	10,756,400	10,675,940	80,460
		Mexican Peso	Sell	1/20/21	172,864	130,366	(42,498)
		New Zealand Dollar	Sell	1/20/21	1,393,303	1,255,786	(137,517)
		Swedish Krona	Buy	3/17/21	4,702,646	4,622,247	80,399
	Barclays Bank PLC
		British Pound	Buy	3/17/21	2,686,019	2,653,865	32,154
		Canadian Dollar	Sell	1/20/21	2,319,449	2,317,441	(2,008)
		Euro	Sell	3/17/21	8,047,366	8,009,537	(37,829)
		Hong Kong Dollar	Sell	2/17/21	86,953	86,933	(20)
		Japanese Yen	Buy	2/17/21	3,814,205	3,766,543	47,662
		New Zealand Dollar	Sell	1/20/21	452,825	580,256	127,431
		Swedish Krona	Sell	3/17/21	3,021,140	2,966,829	(54,311)
	Citibank, N.A.
		Australian Dollar	Sell	1/20/21	759,296	721,280	(38,016)
		British Pound	Sell	3/17/21	7,128,424	7,041,301	(87,123)
		Canadian Dollar	Buy	1/20/21	3,980,507	3,905,963	74,544
		Chilean Peso	Buy	1/20/21	2,930,165	2,620,902	309,263
		Chilean Peso	Sell	1/20/21	2,865,052	2,728,365	(136,687)
		Danish Krone	Sell	3/17/21	1,656,443	1,648,730	(7,713)
		Euro	Buy	3/17/21	1,525,018	1,523,129	1,889
		Hong Kong Dollar	Sell	2/17/21	757,603	757,433	(170)
		Japanese Yen	Buy	2/17/21	9,376,289	9,263,331	112,958
		New Zealand Dollar	Sell	1/20/21	4,843,207	4,585,796	(257,411)
		Swedish Krona	Sell	3/17/21	1,438,683	1,412,638	(26,045)
	Credit Suisse International
		Australian Dollar	Buy	1/20/21	2,891,522	2,644,377	247,145
		British Pound	Sell	3/17/21	3,124,363	3,077,548	(46,815)
		Canadian Dollar	Sell	1/20/21	529,383	502,799	(26,584)
		Euro	Sell	3/17/21	2,244,761	2,233,880	(10,881)
		New Zealand Dollar	Buy	1/20/21	614,944	567,895	47,049
		Swiss Franc	Sell	3/17/21	2,965,139	2,951,922	(13,217)
	Goldman Sachs International
		Australian Dollar	Buy	1/20/21	14,554,232	13,891,072	663,160
		British Pound	Buy	3/17/21	598,550	589,584	8,966
		Canadian Dollar	Buy	1/20/21	13,833,960	13,503,498	330,462
		Chinese Yuan (Offshore)	Buy	2/18/21	8,179,878	8,076,591	103,287
		Euro	Sell	3/17/21	359,871	358,140	(1,731)
		Hong Kong Dollar	Buy	2/17/21	1,499,918	1,499,684	234
		Japanese Yen	Sell	2/17/21	2,284,402	2,250,198	(34,204)
		New Taiwan Dollar	Buy	2/17/21	46,300	90,996	(44,696)
		New Zealand Dollar	Sell	1/20/21	15,143,487	14,651,719	(491,768)
		Norwegian Krone	Buy	3/17/21	1,939,047	1,906,493	32,554
		Swedish Krona	Buy	3/17/21	13,643,919	13,398,801	245,118
		Swiss Franc	Sell	3/17/21	5,926,995	5,907,357	(19,638)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/20/21	6,708,974	6,133,727	575,247
		British Pound	Sell	3/17/21	1,048,523	1,052,600	4,077
		Canadian Dollar	Buy	1/20/21	1,627,590	1,522,270	105,320
		Chinese Yuan (Offshore)	Buy	2/18/21	6,846,334	6,949,528	(103,194)
		Euro	Buy	3/17/21	7,466,261	7,432,670	33,591
		Hong Kong Dollar	Sell	2/17/21	8,297,390	8,294,628	(2,762)
		Indian Rupee	Buy	2/17/21	2,780,430	2,739,526	40,904
		Indian Rupee	Sell	2/17/21	2,809,508	2,737,424	(72,084)
		Japanese Yen	Buy	2/17/21	3,465,536	3,415,013	50,523
		New Zealand Dollar	Sell	1/20/21	3,451,776	3,303,011	(148,765)
		Norwegian Krone	Buy	3/17/21	1,214,767	1,197,481	17,286
		South Korean Won	Buy	2/17/21	2,943,724	2,757,799	185,925
		South Korean Won	Sell	2/17/21	2,898,613	2,839,409	(59,204)
		Swedish Krona	Buy	3/17/21	603,598	592,782	10,816
		Swiss Franc	Sell	3/17/21	4,717,961	4,684,064	(33,897)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/20/21	6,059,020	5,785,337	273,683
		British Pound	Buy	3/17/21	12,406,063	12,234,264	171,799
		Canadian Dollar	Sell	1/20/21	4,076,673	3,968,577	(108,096)
		Chinese Yuan (Offshore)	Buy	2/18/21	37,858	45,016	(7,158)
		Euro	Sell	3/17/21	14,549,401	14,471,491	(77,910)
		Indian Rupee	Sell	2/17/21	29,078	1,182	(27,896)
		Japanese Yen	Buy	2/17/21	3,856,130	3,833,079	23,051
		New Taiwan Dollar	Buy	2/17/21	47,567	66,806	(19,239)
		New Zealand Dollar	Sell	1/20/21	5,693,739	5,574,637	(119,102)
		Norwegian Krone	Buy	3/17/21	424,865	418,638	6,227
		Singapore Dollar	Buy	2/17/21	2,589,305	2,506,795	82,510
		South Korean Won	Sell	2/17/21	7,588,529	7,538,568	(49,961)
		Swedish Krona	Buy	3/17/21	7,797,377	7,657,184	140,193
		Swiss Franc	Buy	3/17/21	4,803,876	4,794,684	9,192
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/20/21	14,416,361	13,709,327	707,034
		British Pound	Buy	3/17/21	11,556,327	11,351,320	205,007
		Canadian Dollar	Buy	1/20/21	4,905,160	4,686,557	218,603
		Euro	Sell	3/17/21	5,970,733	5,956,065	(14,668)
		Japanese Yen	Buy	2/17/21	12,271,968	12,155,187	116,781
		New Zealand Dollar	Buy	1/20/21	7,241,317	6,834,515	406,802
		Norwegian Krone	Buy	3/17/21	617,825	608,875	8,950
		Swedish Krona	Buy	3/17/21	2,422,553	2,322,624	99,929
		Swiss Franc	Sell	3/17/21	3,645,553	3,647,556	2,003
	NatWest Markets PLC
		Australian Dollar	Buy	1/20/21	24,357,758	23,104,028	1,253,730
		British Pound	Buy	3/17/21	3,966,027	3,872,075	93,952
		Canadian Dollar	Sell	1/20/21	5,577,534	5,345,432	(232,102)
		Euro	Sell	3/17/21	5,215,994	5,120,795	(95,199)
		Hong Kong Dollar	Sell	2/17/21	735,322	735,107	(215)
		Japanese Yen	Buy	2/17/21	6,026,976	5,968,306	58,670
		New Zealand Dollar	Sell	1/20/21	11,748,198	11,404,133	(344,065)
		Norwegian Krone	Sell	3/17/21	1,870,685	1,820,442	(50,243)
		Swedish Krona	Sell	3/17/21	346,081	302,481	(43,600)
		Swiss Franc	Sell	3/17/21	2,028,565	2,024,286	(4,279)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/20/21	2,329,550	2,548,671	(219,121)
		British Pound	Sell	3/17/21	14,397,353	14,180,370	(216,983)
		Canadian Dollar	Sell	1/20/21	1,722,655	1,738,405	15,750
		Chinese Yuan (Offshore)	Sell	2/18/21	16,471,796	16,165,301	(306,495)
		Euro	Sell	3/17/21	34,157,314	34,013,330	(143,984)
		Hong Kong Dollar	Sell	2/17/21	12,334,123	12,330,882	(3,241)
		Japanese Yen	Sell	2/17/21	4,963,071	4,965,139	2,068
		New Zealand Dollar	Sell	1/20/21	403,390	336,477	(66,913)
		Norwegian Krone	Sell	3/17/21	613,814	607,032	(6,782)
		Swedish Krona	Buy	3/17/21	1,853,318	1,848,068	5,250
		Swiss Franc	Sell	3/17/21	5,757,995	5,748,332	(9,663)
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/20/21	2,186,127	2,036,084	150,043
		British Pound	Sell	3/17/21	496,215	488,804	(7,411)
		Canadian Dollar	Sell	1/20/21	5,108,727	4,904,326	(204,401)
		Euro	Sell	3/17/21	10,709,631	10,645,668	(63,963)
		Japanese Yen	Buy	2/17/21	5,857,174	5,795,195	61,979
		New Zealand Dollar	Sell	1/20/21	784,763	724,682	(60,081)
		Norwegian Krone	Buy	3/17/21	3,741,079	3,675,282	65,797
		Swedish Krona	Sell	3/17/21	729,091	715,974	(13,117)
		Swiss Franc	Sell	3/17/21	2,449,989	2,441,300	(8,689)
	UBS AG
		Australian Dollar	Sell	1/20/21	2,548,309	2,136,654	(411,655)
		Australian Dollar	Buy	3/15/21	3,769,060	3,501,015	268,045
		Australian Dollar	Sell	3/15/21	3,769,060	3,525,914	(243,146)
		British Pound	Sell	3/17/21	2,655,237	2,615,927	(39,310)
		Canadian Dollar	Buy	1/20/21	3,661,998	3,529,046	132,952
		Euro	Sell	3/17/21	6,487,353	6,462,457	(24,896)
		Hong Kong Dollar	Sell	2/17/21	3,163,240	3,162,633	(607)
		Japanese Yen	Buy	2/17/21	2,005,096	1,951,076	54,020
		New Zealand Dollar	Sell	1/20/21	8,986,058	9,111,915	125,857
		Norwegian Krone	Sell	3/17/21	111,562	109,888	(1,674)
		Swedish Krona	Buy	3/17/21	4,447,963	4,369,072	78,891
		Swiss Franc	Buy	3/17/21	1,859,791	1,861,330	(1,539)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/20/21	1,132,891	1,167,717	(34,826)
		British Pound	Buy	3/17/21	449,288	441,574	7,714
		Canadian Dollar	Buy	1/20/21	2,609,989	2,518,665	91,324
		Chinese Yuan (Offshore)	Buy	2/18/21	37,843	45,027	(7,184)
		Euro	Sell	3/17/21	2,264,461	2,263,401	(1,060)
		Hong Kong Dollar	Buy	2/17/21	750,520	750,369	151
		Japanese Yen	Buy	2/17/21	14,775,553	14,590,974	184,579
		New Zealand Dollar	Sell	1/20/21	4,854,649	4,718,590	(136,059)

	Unrealized appreciation						8,781,857

	Unrealized (depreciation)						(5,713,611)

	Total						$3,068,246
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	313	$33,608,766	$33,347,020	Mar-21	$556,498
MSCI EAFE Index (Short)	117	12,563,021	12,465,180	Mar-21	(210,706)
Russell 2000 Index E-Mini (Long)	1,537	151,767,607	151,763,380	Mar-21	4,815,483
S&P 500 Index E-Mini (Long)	815	153,059,853	152,763,600	Mar-21	2,962,042
S&P Mid Cap 400 Index E-Mini (Long)	142	32,754,004	32,709,700	Mar-21	964,894
U.S. Treasury Bond 30 yr (Long)	76	13,162,250	13,162,251	Mar-21	(119,359)
U.S. Treasury Bond Ultra 30 yr (Long)	133	28,403,813	28,403,813	Mar-21	(504,968)
U.S. Treasury Bond Ultra 30 yr (Short)	6	1,281,375	1,281,375	Mar-21	24,877
U.S. Treasury Note 2 yr (Long)	244	53,918,281	53,918,281	Mar-21	49,561
U.S. Treasury Note 2 yr (Short)	308	68,060,781	68,060,781	Mar-21	(65,662)
U.S. Treasury Note 5 yr (Long)	425	53,619,727	53,619,727	Mar-21	122,903
U.S. Treasury Note 5 yr (Short)	33	4,163,414	4,163,414	Mar-21	(9,371)
U.S. Treasury Note 10 yr (Long)	217	29,962,953	29,962,953	Mar-21	31,316
U.S. Treasury Note Ultra 10 yr (Long)	6	938,156	938,156	Mar-21	(5,592)

Unrealized appreciation					9,527,574

Unrealized (depreciation)					(915,658)

Total					$8,611,916

WRITTEN OPTIONS OUTSTANDING at 12/31/20 (premiums $179,257) (Unaudited)
Counterparty	Expiration date/ index level	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Dec-21/4500.00	$25,312,156	$6,739	$188,685

Total				$188,685

TBA SALE COMMITMENTS OUTSTANDING at 12/31/20 (proceeds receivable $98,663,809) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.00%, 1/1/51	$25,000,000	1/21/21	$26,142,578
Uniform Mortgage-Backed Securities, 3.50%, 1/1/51	3,000,000	1/14/21	3,172,031
Uniform Mortgage-Backed Securities, 3.00%, 1/1/51	9,000,000	1/14/21	9,430,313
Uniform Mortgage-Backed Securities, 2.50%, 1/1/51	13,000,000	1/14/21	13,704,844
Uniform Mortgage-Backed Securities, 2.00%, 1/1/51	35,000,000	1/14/21	36,367,187
Uniform Mortgage-Backed Securities, 1.50%, 1/1/51	10,000,000	1/14/21	10,104,688

Total			$98,921,641

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$20,362,000	$22,765	(E)	$(19,254)	3/17/23	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	$3,511
		42,290,000	19,327	(E)	(67,881)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(48,554)
		6,310,000	2,884	(E)	9,949	3/17/26	3 month USD-LIBOR-BBA — Quarterly	0.45% — Semiannually	7,065
		26,433,000	131,610	(E)	(199,671)	3/17/31	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(68,061)
		25,256,000	125,750	(E)	189,163	3/17/31	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	63,413
		3,352,000	141,485	(E)	(161,285)	3/17/51	1.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(19,801)
		8,240,000	347,802	(E)	397,565	3/17/51	3 month USD-LIBOR-BBA — Quarterly	1.25% — Semiannually	49,763

	Total				$148,586				$(12,664)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$473,156	$473,156	$—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	$1,050
	141,255	141,100	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	160
	18,191	18,203	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(59)
	180,403	180,518	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(602)
	3,731	3,671	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(10)
	51,746	50,368	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(607)
	3,153	3,067	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(40)
	15,054	14,785	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	31
	232	225	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4)
	Citibank, N.A.
	181,845	181,845	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	404
	Goldman Sachs International
	35,067,509	35,352,842	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	283,610
	118,262,595	119,770,389	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	1,652,336
	119,563,912	120,638,847	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(1,189,806)
	10,351	10,358	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(35)
	12,431	12,439	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(42)
	234,656	234,805	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(783)
	7,807	7,595	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(98)
	7,807	7,595	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(98)
	7,811	7,741	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	31
	1,535	1,489	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(27)
	JPMorgan Securities LLC
	18,767	18,257	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	236
	51,746	50,368	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	607

	Upfront premium received		—	Unrealized appreciation			1,938,465

	Upfront premium (paid)		—	Unrealized (depreciation)			(1,192,211)

		Total	$—			Total	$746,254
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSGLPHCL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Merck KGaA (Germany)	Health care	9,402	$1,614,631	4.57%
PerkinElmer, Inc.	Health care	11,016	1,580,817	4.47%
Mettler-Toledo International, Inc.	Health care	1,369	1,560,734	4.41%
Waters Corp.	Health care	5,889	1,457,030	4.12%
Agilent Technologies, Inc.	Technology	12,240	1,450,345	4.10%
Thermo Fisher Scientific, Inc.	Health care	3,063	1,426,474	4.03%
IQVIA Holdings, Inc.	Health care	7,796	1,396,844	3.95%
Zoetis, Inc.	Health care	7,913	1,309,536	3.70%
Pfizer, Inc.	Health care	33,348	1,227,527	3.47%
Alexion Pharmaceuticals, Inc.	Health care	7,558	1,180,938	3.34%
Viatris, Inc.	Health care	62,740	1,175,739	3.33%
Merck & Co., Inc.	Health care	14,170	1,159,114	3.28%
Illumina, Inc.	Health care	2,978	1,101,761	3.12%
Ipsen SA (France)	Health care	13,083	1,086,932	3.07%
Johnson & Johnson	Health care	6,547	1,030,353	2.91%
GlaxoSmithKline PLC (United Kingdom)	Health care	52,112	955,971	2.70%
AbbVie, Inc.	Health care	8,802	943,127	2.67%
Sanofi (France)	Health care	9,405	905,607	2.56%
Perrigo Co. PLC	Health care	19,308	863,440	2.44%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	12,110	815,211	2.31%
Bayer AG (Germany)	Health care	13,281	782,536	2.21%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	50,540	745,530	2.11%
Bristol-Myers Squibb Co.	Health care	11,467	711,317	2.01%
CSL, Ltd. (Australia)	Health care	3,081	673,284	1.90%
Biogen, Inc.	Health care	2,680	656,187	1.86%
AstraZeneca PLC (United Kingdom)	Health care	6,332	633,908	1.79%
Sartorius Stedim Biotech (France)	Health care	1,777	633,132	1.79%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	59,482	574,004	1.62%
Amgen, Inc.	Health care	2,436	560,113	1.58%
Galenica AG (Switzerland)	Health care	3,441	541,110	1.53%
Gilead Sciences, Inc.	Health care	8,439	491,677	1.39%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	8,203	487,049	1.38%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	11,656	423,917	1.20%
Eli Lilly and Co.	Health care	2,368	399,884	1.13%
Galapagos NV (Belgium)	Health care	3,751	369,388	1.04%
Eisai Co., Ltd. (Japan)	Health care	4,700	335,579	0.95%
Shionogi & Co., Ltd. (Japan)	Health care	5,590	305,120	0.86%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	8,510	292,928	0.83%
H Lundbeck A/S (Denmark)	Health care	7,233	248,246	0.70%
Astellas Pharma, Inc. (Japan)	Health care	13,642	210,619	0.60%
UCB SA (Belgium)	Health care	1,844	190,656	0.54%
Incyte Corp.	Health care	1,972	171,507	0.49%
Grifols SA (Spain)	Health care	5,366	156,783	0.44%
Eurofins Scientific (Luxembourg)	Health care	1,467	123,176	0.35%
Novartis AG (Switzerland)	Health care	1,039	98,325	0.28%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	2,833	96,990	0.27%
Regeneron Pharmaceuticals, Inc.	Health care	188	90,763	0.26%
Recordati SpA (Italy)	Health care	816	45,247	0.13%
Orion Oyj Class B (Finland)	Health care	845	38,791	0.11%
Vertex Pharmaceuticals, Inc.	Health care	144	34,090	0.10%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Fortescue Metals Group, Ltd. (Australia)	Basic materials	50,861	$918,714	0.77%
Mitsubishi Heavy Industries, Ltd. (Japan)	Capital goods	26,442	808,196	0.67%
Peugeot SA (France)	Consumer cyclicals	27,769	758,882	0.63%
Citigroup, Inc.	Financials	12,256	755,690	0.63%
Discovery, Inc. Class C	Consumer cyclicals	28,508	746,637	0.62%
Cadence Design Systems, Inc.	Technology	5,381	734,189	0.61%
Lincoln National Corp.	Financials	14,415	725,238	0.61%
Woodside Petroleum, Ltd. (Australia)	Energy	40,710	713,712	0.60%
Fujitsu, Ltd. (Japan)	Technology	4,887	705,465	0.59%
Santos, Ltd. (Australia)	Energy	144,771	699,800	0.58%
Allstate Corp. (The)	Financials	6,329	695,715	0.58%
Ally Financial, Inc.	Financials	19,347	689,921	0.58%
Arrow Electronics, Inc.	Technology	7,083	689,186	0.58%
Toronto-Dominion Bank (Canada)	Financials	12,188	688,612	0.57%
GVC Holdings PLC (Isle of Man)	Consumer cyclicals	44,366	687,694	0.57%
ITOCHU Corp. (Japan)	Consumer staples	23,890	685,770	0.57%
Annaly Capital Management, Inc.	Financials	80,851	683,195	0.57%
Repsol SA (Spain)	Energy	67,249	677,775	0.57%
Invesco, Ltd.	Financials	38,840	676,984	0.57%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	26,074	668,052	0.56%
NN Group NV (Netherlands)	Financials	15,347	666,136	0.56%
Canadian Tire Corp., Ltd. (Canada)	Consumer cyclicals	5,055	664,572	0.55%
Nomura Holdings, Inc. (Japan)	Financials	125,566	662,764	0.55%
Fox Corp. Class A	Consumer cyclicals	22,661	659,876	0.55%
Mitsubishi Chemical Holdings Corp. (Japan)	Basic materials	108,899	658,319	0.55%
Royal Bank of Canada (Canada)	Financials	8,004	657,689	0.55%
Pandora A/S (Denmark)	Consumer cyclicals	5,862	655,208	0.55%
State Street Corp.	Financials	8,928	649,767	0.54%
Aurizon Holdings, Ltd. (Australia)	Transportation	215,880	649,086	0.54%
Principal Financial Group, Inc.	Financials	13,020	645,937	0.54%
Canadian Imperial Bank of Commerce (Canada)	Financials	7,542	644,195	0.54%
AGNC Investment Corp.	Financials	41,247	643,461	0.54%
Hologic, Inc.	Health care	8,813	641,834	0.54%
Logitech International SA (Switzerland)	Technology	6,610	641,542	0.54%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer staples	22,557	636,846	0.53%
MetLife, Inc.	Financials	13,496	633,658	0.53%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	20,582	633,266	0.53%
Lennar Corp. Class A	Consumer cyclicals	8,303	632,951	0.53%
Givaudan SA (Switzerland)	Basic materials	150	632,758	0.53%
PulteGroup, Inc.	Consumer cyclicals	14,673	632,709	0.53%
Swisscom AG (Switzerland)	Communication services	1,172	631,410	0.53%
Roche Holding AG (Switzerland)	Health care	1,808	630,928	0.53%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	2,120	628,772	0.52%
AMETEK, Inc.	Conglomerates	5,189	627,523	0.52%
Knight-Swift Transportation Holdings, Inc.	Transportation	14,986	626,708	0.52%
Church & Dwight Co., Inc.	Consumer staples	7,180	626,324	0.52%
Ford Motor Co.	Consumer cyclicals	71,155	625,456	0.52%
Deutsche Bank AG (Germany)	Financials	57,132	624,601	0.52%
Paychex, Inc.	Technology	6,684	622,789	0.52%
Copart, Inc.	Consumer staples	4,870	619,730	0.52%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Slack Technologies, Inc. Class A	Technology	24,264	$1,024,921	0.85%
Walt Disney Co. (The)	Consumer cyclicals	4,299	778,923	0.65%
Renault SA (France)	Consumer cyclicals	17,534	766,008	0.63%
Square, Inc. Class A	Consumer cyclicals	3,508	763,576	0.63%
Sharp Corp./Japan (Japan)	Consumer cyclicals	49,894	755,743	0.63%
Cameco Corp. (Canada)	Basic materials	56,253	753,484	0.62%
Nissan Motor Co., Ltd. (Japan)	Consumer cyclicals	137,529	745,886	0.62%
Twilio, Inc. Class A	Technology	2,197	743,594	0.62%
Albemarle Corp.	Basic materials	4,975	733,902	0.61%
ThyssenKrupp AG (Germany)	Basic materials	73,565	730,111	0.61%
Hess Corp.	Energy	13,652	720,690	0.60%
Suncor Energy, Inc. (Canada)	Energy	42,498	712,815	0.59%
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	Financials	12,787	701,004	0.58%
Argenx SE (Netherlands)	Health care	2,359	697,479	0.58%
ASML Holding NV (Netherlands)	Technology	1,429	693,985	0.58%
MarketAxess Holdings, Inc.	Consumer cyclicals	1,204	686,684	0.57%
WPP PLC (United Kingdom)	Consumer cyclicals	62,215	680,629	0.56%
Bunge, Ltd.	Consumer staples	10,365	679,712	0.56%
Panasonic Corp. (Japan)	Consumer cyclicals	58,638	676,073	0.56%
Live Nation Entertainment, Inc.	Consumer cyclicals	9,177	674,333	0.56%
First Republic Bank	Financials	4,579	672,732	0.56%
Fast Retailing Co., Ltd. (Japan)	Consumer cyclicals	750	671,930	0.56%
AIA Group, Ltd. (Hong Kong)	Financials	54,687	670,145	0.56%
Exact Sciences Corp.	Health care	5,046	668,564	0.55%
Zurich Insurance Group AG (Switzerland)	Financials	1,583	668,034	0.55%
Arthur J. Gallagher & Co.	Financials	5,317	657,743	0.55%
Intact Financial Corp. (Canada)	Financials	5,538	655,737	0.54%
Marathon Petroleum Corp.	Energy	15,832	654,793	0.54%
Caterpillar, Inc.	Capital goods	3,563	648,492	0.54%
T-Mobile US, Inc.	Communication services	4,794	646,476	0.54%
Tradeweb Markets, Inc. Class A	Financials	10,339	645,641	0.54%
Jacobs Engineering Group, Inc.	Capital goods	5,866	639,209	0.53%
Analog Devices, Inc.	Technology	4,318	637,947	0.53%
James Hardie Industries PLC (CDI) (Australia)	Basic materials	21,585	636,004	0.53%
Aon PLC	Financials	3,006	635,114	0.53%
American Express Co.	Financials	5,251	634,957	0.53%
Aeon Co., Ltd.	Consumer cyclicals	19,356	634,541	0.53%
ABB, Ltd. (Switzerland)	Capital goods	22,715	633,997	0.53%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	36,759	633,958	0.53%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	18,403	630,025	0.52%
Accor SA (France)	Consumer cyclicals	17,264	624,290	0.52%
Archer-Daniels-Midland Co.	Basic materials	12,353	622,722	0.52%
Emera, Inc. (Canada)	Utilities and power	14,510	616,697	0.51%
Camden Property Trust	Financials	6,138	613,327	0.51%
Cellnex Telecom, SA 144A (Spain)	Communication services	10,156	609,406	0.51%
Prologis, Inc.	Financials	6,105	608,438	0.50%
Markel Corp.	Financials	585	604,886	0.50%
Equity Lifestyle Properties, Inc.	Financials	9,533	604,021	0.50%
Edison International	Utilities and power	9,578	601,659	0.50%
UDR, Inc.	Financials	15,623	600,394	0.50%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$1,367	$20,000	$5,340	5/11/63	300 bp — Monthly	$(3,961)
	CMBX NA BBB-.6 Index	BB/P	2,591	43,000	11,481	5/11/63	300 bp — Monthly	(8,865)
	CMBX NA BBB-.6 Index	BB/P	5,309	86,000	22,962	5/11/63	300 bp — Monthly	(17,603)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	33,900	60,000	14,076	11/18/54	500 bp — Monthly	19,882
	CMBX NA BB.6 Index	B/P	39,593	276,000	117,107	5/11/63	500 bp — Monthly	(77,246)
	CMBX NA BB.7 Index	B+/P	22,506	441,000	171,549	1/17/47	500 bp — Monthly	(148,614)
	Credit Suisse International
	CMBX NA A.7 Index	A-/P	3,286	79,000	6,620	1/17/47	200 bp — Monthly	(3,303)
	CMBX NA BB.7 Index	B+/P	10,567	79,000	30,731	1/17/47	500 bp — Monthly	(20,087)
	CMBX NA BBB-.7 Index	BB+/P	6,165	78,000	15,506	1/17/47	300 bp — Monthly	(9,295)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	148	3,000	226	5/11/63	200 bp — Monthly	(77)
	CMBX NA A.6 Index	A/P	136	18,000	1,355	5/11/63	200 bp — Monthly	(1,213)
	CMBX NA A.6 Index	A/P	(12)	19,000	1,431	5/11/63	200 bp — Monthly	(1,435)
	CMBX NA A.6 Index	A/P	(201)	25,000	1,883	5/11/63	200 bp — Monthly	(2,074)
	CMBX NA A.6 Index	A/P	3,488	30,000	2,259	5/11/63	200 bp — Monthly	1,240
	CMBX NA A.6 Index	A/P	3,681	31,000	2,334	5/11/63	200 bp — Monthly	1,359
	CMBX NA A.6 Index	A/P	2,258	73,000	5,497	5/11/63	200 bp — Monthly	(3,211)
	CMBX NA A.6 Index	A/P	6,453	124,000	9,337	5/11/63	200 bp — Monthly	(2,836)
	CMBX NA A.6 Index	A/P	6,277	124,000	9,337	5/11/63	200 bp — Monthly	(3,012)
	CMBX NA A.6 Index	A/P	3,890	124,000	9,337	5/11/63	200 bp — Monthly	(5,399)
	CMBX NA A.6 Index	A/P	8,866	135,000	10,166	5/11/63	200 bp — Monthly	(1,247)
	CMBX NA A.6 Index	A/P	10,365	172,000	12,952	5/11/63	200 bp — Monthly	(2,520)
	CMBX NA A.6 Index	A/P	5,810	251,000	18,900	5/11/63	200 bp — Monthly	(12,993)
	CMBX NA A.6 Index	A/P	13,238	257,000	19,352	5/11/63	200 bp — Monthly	(6,014)
	CMBX NA A.6 Index	A/P	15,674	308,000	23,192	5/11/63	200 bp — Monthly	(7,399)
	CMBX NA BBB-.6 Index	BB/P	870	11,000	2,937	5/11/63	300 bp — Monthly	(2,060)
	CMBX NA BBB-.6 Index	BB/P	4,006	37,000	9,879	5/11/63	300 bp — Monthly	(5,852)
	CMBX NA BBB-.6 Index	BB/P	1,935	40,000	10,680	5/11/63	300 bp — Monthly	(8,721)
	CMBX NA BBB-.6 Index	BB/P	3,713	43,000	11,481	5/11/63	300 bp — Monthly	(7,743)
	CMBX NA BBB-.6 Index	BB/P	3,025	58,000	15,486	5/11/63	300 bp — Monthly	(12,427)
	CMBX NA BBB-.6 Index	BB/P	4,769	70,000	18,690	5/11/63	300 bp — Monthly	(13,880)
	CMBX NA BBB-.6 Index	BB/P	8,158	74,000	19,758	5/11/63	300 bp — Monthly	(11,557)
	CMBX NA BBB-.6 Index	BB/P	7,764	92,000	24,564	5/11/63	300 bp — Monthly	(16,747)
	CMBX NA BBB-.6 Index	BB/P	10,211	121,000	32,307	5/11/63	300 bp — Monthly	(22,026)
	CMBX NA BBB-.6 Index	BB/P	47,082	502,000	134,034	5/11/63	300 bp — Monthly	(86,659)
	CMBX NA BBB-.6 Index	BB/P	65,024	865,000	230,955	5/11/63	300 bp — Monthly	(165,422)
	CMBX NA BBB-.7 Index	BB+/P	30,086	382,000	75,942	1/17/47	300 bp — Monthly	(45,633)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	A-/P	7,192	164,000	13,743	1/17/47	200 bp — Monthly	(6,488)
	CMBX NA BB.10 Index	BB-/P	8,345	104,000	36,098	5/11/63	500 bp — Monthly	(27,653)
	CMBX NA BB.6 Index	B/P	4,633	9,000	3,819	5/11/63	500 bp — Monthly	823
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB/P	357	4,000	1,068	5/11/63	300 bp — Monthly	(709)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	8,900	89,000	6,702	5/11/63	200 bp — Monthly	2,233
	CMBX NA BB.6 Index	B/P	18,418	75,000	31,823	5/11/63	500 bp — Monthly	(13,332)
	CMBX NA BB.6 Index	B/P	36,962	150,000	63,645	5/11/63	500 bp — Monthly	(26,538)

Upfront premium received			477,018		Unrealized appreciation			25,537

Upfront premium (paid)			(213)		Unrealized (depreciation)			(811,851)

	Total		$476,805				Total	$(786,314)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,802)	$243,000	$20,363	1/17/47	(200 bp) — Monthly	$18,467
	CMBX NA BB.10 Index	(5,114)	49,000	17,008	11/17/59	(500 bp) — Monthly	11,846
	CMBX NA BB.10 Index	(4,386)	40,000	13,884	11/17/59	(500 bp) — Monthly	9,459
	CMBX NA BB.11 Index	(18,786)	145,000	34,017	11/18/54	(500 bp) — Monthly	15,090
	CMBX NA BB.11 Index	(4,713)	50,000	11,730	11/18/54	(500 bp) — Monthly	6,968
	CMBX NA BB.11 Index	(1,925)	28,000	6,569	11/18/54	(500 bp) — Monthly	4,617
	CMBX NA BB.11 Index	(934)	18,000	4,223	11/18/54	(500 bp) — Monthly	3,272
	CMBX NA BB.11 Index	(918)	18,000	4,223	11/18/54	(500 bp) — Monthly	3,287
	CMBX NA BB.12 Index	(172)	2,000	422	8/17/61	(500 bp) — Monthly	248
	CMBX NA BB.8 Index	(6,084)	49,000	19,473	10/17/57	(500 bp) — Monthly	13,341
	CMBX NA BB.9 Index	(35,404)	343,000	115,934	9/17/58	(500 bp) — Monthly	80,196
	CMBX NA BB.9 Index	(6,710)	104,000	35,152	9/17/58	(500 bp) — Monthly	28,341
	CMBX NA BB.9 Index	(6,516)	101,000	34,138	9/17/58	(500 bp) — Monthly	27,523
	CMBX NA BB.9 Index	(1,371)	34,000	11,492	9/17/58	(500 bp) — Monthly	10,088
	CMBX NA BB.9 Index	(798)	22,000	7,436	9/17/58	(500 bp) — Monthly	6,617
	CMBX NA BB.9 Index	(628)	16,000	5,408	9/17/58	(500 bp) — Monthly	4,764
	CMBX NA BBB-.10 Index	(5,249)	22,000	2,719	11/17/59	(300 bp) — Monthly	(2,542)
	CMBX NA BBB-.10 Index	(4,921)	20,000	2,472	11/17/59	(300 bp) — Monthly	(2,461)
	CMBX NA BBB-.12 Index	(6,321)	31,000	2,449	8/17/61	(300 bp) — Monthly	(3,890)
	CMBX NA BBB-.12 Index	(6,318)	28,000	2,212	8/17/61	(300 bp) — Monthly	(4,122)
	CMBX NA BBB-.12 Index	(2,651)	13,000	1,027	8/17/61	(300 bp) — Monthly	(1,631)
	CMBX NA BBB-.10 Index	(43,497)	146,000	18,046	11/17/59	(300 bp) — Monthly	(25,536)
	CMBX NA BBB-.12 Index	(85,475)	271,000	21,409	8/17/61	(300 bp) — Monthly	(64,224)
	CMBX NA BBB-.12 Index	(37,921)	111,000	8,769	8/17/61	(300 bp) — Monthly	(29,216)
	CMBX NA BBB-.12 Index	(26,431)	75,000	5,925	8/17/61	(300 bp) — Monthly	(20,550)
	CMBX NA BBB-.12 Index	(21,385)	64,000	5,056	8/17/61	(300 bp) — Monthly	(16,367)
	CMBX NA BBB-.12 Index	(16,701)	50,000	3,950	8/17/61	(300 bp) — Monthly	(12,780)
	CMBX NA BBB-.12 Index	(16,872)	48,000	3,792	8/17/61	(300 bp) — Monthly	(13,108)
	CMBX NA BBB-.12 Index	(7,420)	39,000	3,081	8/17/61	(300 bp) — Monthly	(4,362)
	CMBX NA BBB-.12 Index	(6,267)	37,000	2,923	8/17/61	(300 bp) — Monthly	(3,365)
	CMBX NA BBB-.6 Index	(64)	1,000	267	5/11/63	(300 bp) — Monthly	203
	CMBX NA BBB-.9 Index	(11,356)	48,000	5,707	9/17/58	(300 bp) — Monthly	(5,677)
	Credit Suisse International
	CMBX NA BB.10 Index	(13,476)	101,000	35,057	11/17/59	(500 bp) — Monthly	21,483
	CMBX NA BB.10 Index	(11,892)	100,000	34,710	11/17/59	(500 bp) — Monthly	22,721
	CMBX NA BB.10 Index	(6,588)	53,000	18,396	11/17/59	(500 bp) — Monthly	11,757
	CMBX NA BB.7 Index	(8,878)	503,000	213,423	5/11/63	(500 bp) — Monthly	204,059
	CMBX NA BB.7 Index	(28,223)	153,000	59,517	1/17/47	(500 bp) — Monthly	31,145
	CMBX NA BB.7 Index	(8,060)	49,000	19,061	1/17/47	(500 bp) — Monthly	10,954
	CMBX NA BB.8 Index	(1,402)	8,000	3,179	10/17/57	(500 bp) — Monthly	1,770
	CMBX NA BB.9 Index	(34,184)	341,000	115,258	9/17/58	(500 bp) — Monthly	80,742
	Goldman Sachs International
	CMBX NA BB.6 Index	(716)	7,000	2,970	5/11/63	(500 bp) — Monthly	2,247
	CMBX NA BB.7 Index	(6,961)	46,000	17,894	1/17/47	(500 bp) — Monthly	10,888
	CMBX NA BB.12 Index	(8,422)	23,000	4,848	8/17/61	(500 bp) — Monthly	(3,595)
	CMBX NA BB.7 Index	(86,296)	425,000	165,325	1/17/47	(500 bp) — Monthly	78,616
	CMBX NA BB.7 Index	(11,141)	68,000	26,452	1/17/47	(500 bp) — Monthly	15,245
	CMBX NA BB.8 Index	(2,039)	18,000	7,153	10/17/57	(500 bp) — Monthly	5,096
	CMBX NA BB.9 Index	(3,018)	28,000	9,464	9/17/58	(500 bp) — Monthly	6,419
	CMBX NA BB.9 Index	(1,666)	14,000	4,732	9/17/58	(500 bp) — Monthly	3,052
	CMBX NA BB.9 Index	(544)	14,000	4,732	9/17/58	(500 bp) — Monthly	4,175
	CMBX NA BB.9 Index	(1,685)	14,000	4,732	9/17/58	(500 bp) — Monthly	3,033
	CMBX NA BB.9 Index	(313)	3,000	1,014	9/17/58	(500 bp) — Monthly	698
	CMBX NA BBB-.12 Index	(19,925)	59,000	4,661	8/17/61	(300 bp) — Monthly	(15,299)
	CMBX NA BBB-.6 Index	(7,354)	147,000	39,249	5/11/63	(300 bp) — Monthly	31,809
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(157,067)	288,000	67,565	11/18/54	(500 bp) — Monthly	(89,786)
	CMBX NA BB.12 Index	(62,061)	113,000	23,820	8/17/61	(500 bp) — Monthly	(38,351)
	CMBX NA BB.17 Index	(76,876)	157,000	61,073	1/17/47	(500 bp) — Monthly	(15,956)
	CMBX NA BB.8 Index	(2,478)	5,000	1,987	10/17/57	(500 bp) — Monthly	(496)
	CMBX NA BBB-.10 Index	(4,618)	28,000	3,461	11/17/59	(300 bp) — Monthly	(1,173)
	CMBX NA BBB-.12 Index	(5,913)	29,000	2,291	8/17/61	(300 bp) — Monthly	(3,639)
	CMBX NA BBB-.12 Index	(4,406)	19,000	1,501	8/17/61	(300 bp) — Monthly	(2,916)
	CMBX NA BBB-.10 Index	(16,057)	57,000	7,045	11/17/59	(300 bp) — Monthly	(9,046)
	CMBX NA BBB-.10 Index	(14,300)	48,000	5,933	11/17/59	(300 bp) — Monthly	(8,396)
	CMBX NA BBB-.12 Index	(11,613)	35,000	2,765	8/17/61	(300 bp) — Monthly	(8,869)
	CMBX NA BBB-.6 Index	(81,844)	256,000	68,352	5/11/63	(300 bp) — Monthly	(13,641)
	CMBX NA BBB-.7 Index	(96,253)	410,000	81,508	1/17/47	(300 bp) — Monthly	(14,984)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,519)	97,000	33,669	11/17/59	(500 bp) — Monthly	28,055
	CMBX NA BB.11 Index	(18,287)	37,000	8,680	11/18/54	(500 bp) — Monthly	(9,642)
	CMBX NA BB.9 Index	(5,883)	151,000	51,038	9/17/58	(500 bp) — Monthly	45,009
	CMBX NA BBB-.10 Index	(12,134)	56,000	6,922	11/17/59	(300 bp) — Monthly	(5,245)
	CMBX NA BBB-.9 Index	(7,966)	43,000	5,113	9/17/58	(300 bp) — Monthly	(2,878)
	CMBX NA BBB-.9 Index	(4,816)	26,000	3,091	9/17/58	(300 bp) — Monthly	(1,740)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(4,177)	41,000	8,151	1/17/47	(300 bp) — Monthly	3,949
	CMBX NA BB.10 Index	(5,139)	49,000	17,008	11/17/59	(500 bp) — Monthly	11,821
	CMBX NA BB.11 Index	(5,696)	58,000	13,607	11/18/54	(500 bp) — Monthly	7,854
	CMBX NA BB.11 Index	(3,145)	33,000	7,742	11/18/54	(500 bp) — Monthly	4,565
	CMBX NA BB.12 Index	(21,000)	35,000	7,378	8/17/61	(500 bp) — Monthly	(13,656)
	CMBX NA BB.12 Index	(988)	14,000	2,951	8/17/61	(500 bp) — Monthly	1,950
	CMBX NA BB.12 Index	(980)	12,000	2,530	9/17/58	(500 bp) — Monthly	1,538
	CMBX NA BB.7 Index	(4,628)	24,000	9,336	1/17/47	(500 bp) — Monthly	4,685
	CMBX NA BB.8 Index	(3,955)	8,000	3,179	10/17/57	(500 bp) — Monthly	(784)
	CMBX NA BB.9 Index	(3,341)	38,000	12,844	9/17/58	(500 bp) — Monthly	9,466
	CMBX NA BB.9 Index	(3,274)	27,000	9,126	9/17/58	(500 bp) — Monthly	5,826
	CMBX NA BB.9 Index	(1,140)	23,000	7,774	9/17/58	(500 bp) — Monthly	6,612
	CMBX NA BB.9 Index	(1,277)	21,000	7,098	9/17/58	(500 bp) — Monthly	5,801
	CMBX NA BB.9 Index	(1,292)	21,000	7,098	9/17/58	(500 bp) — Monthly	5,786
	CMBX NA BB.9 Index	(665)	17,000	5,746	9/17/58	(500 bp) — Monthly	5,065
	CMBX NA BB.9 Index	(1,697)	14,000	4,732	9/17/58	(500 bp) — Monthly	3,021
	CMBX NA BB.9 Index	(601)	8,000	2,704	9/17/58	(500 bp) — Monthly	2,095
	CMBX NA BB.9 Index	(241)	6,000	2,028	9/17/58	(500 bp) — Monthly	1,781
	CMBX NA BBB-.10 Index	(8,045)	33,000	4,079	11/17/59	(300 bp) — Monthly	(3,986)
	CMBX NA BBB-.10 Index	(4,987)	23,000	2,843	11/17/59	(300 bp) — Monthly	(2,158)
	CMBX NA BBB-.10 Index	(4,325)	20,000	2,472	11/17/59	(300 bp) — Monthly	(1,865)
	CMBX NA BBB-.10 Index	(3,784)	16,000	1,978	11/17/59	(300 bp) — Monthly	(1,816)
	CMBX NA BBB-.10 Index	(1,837)	8,000	989	11/17/59	(300 bp) — Monthly	(853)
	CMBX NA BBB-.12 Index	(29,576)	127,000	10,033	8/17/61	(300 bp) — Monthly	(19,617)
	CMBX NA BBB-.12 Index	(3,965)	19,000	1,501	8/17/61	(300 bp) — Monthly	(2,475)
	CMBX NA BBB-.12 Index	(3,965)	19,000	1,501	8/17/61	(300 bp) — Monthly	(2,475)
	CMBX NA BBB-.6 Index	(29,669)	94,000	25,098	5/11/63	(300 bp) — Monthly	(4,626)
	CMBX NA BBB-.12 Index	(5,355)	26,000	2,054	8/17/61	(300 bp) — Monthly	(3,316)
	CMBX NA BBB-.12 Index	(2,659)	8,000	632	8/17/61	(300 bp) — Monthly	(2,031)

	Upfront premium received	—			Unrealized appreciation		945,115

	Upfront premium (paid)	(1,407,387)			Unrealized (depreciation)		(515,141)

	Total	$(1,407,387)				Total	$429,974
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 35 Index	B+/P	$(564,066)	$13,749,000	$1,280,376	12/20/25	500 bp — Quarterly	$737,315
	NA IG Series 35 Index	BBB+/P	(1,548,410)	71,900,000	1,759,249	12/20/25	100 bp — Quarterly	232,809

	Total		$(2,112,476)					$970,124
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through December 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,951,876,981.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $965,566, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$26,789,133	$61,622,557	$71,921,925	$10,546	$16,489,765
	Putnam Short Term Investment Fund**	300,781,414	201,691,670	191,986,126	141,128	310,486,958

	Total Short-term investments	$327,570,547	$263,314,227	$263,908,051	$151,674	$326,976,723
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $16,489,765, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $15,995,226. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $24,528,522.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,420,855.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,861,420.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $199,591,518 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.8%
	Japan	3.7
	United Kingdom	2.7
	China	2.1
	Switzerland	1.5
	France	1.5
	Germany	1.2
	South Korea	0.9
	Ireland	0.9
	Taiwan	0.7
	Australia	0.7
	India	0.7
	Canada	0.6
	Hong Kong	0.6
	Other	4.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $2,514,455 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,411,264 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,420,855 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$36,519,787	$52,812,341	$—
Capital goods	96,700,960	27,505,229	—
Communication services	77,180,700	9,654,974	—
Conglomerates	11,037,655	—	—
Consumer cyclicals	232,129,789	75,608,637	2
Consumer staples	101,096,133	54,476,086	—
Energy	31,432,674	24,615,719	227
Financials	207,431,711	98,855,876	—
Health care	183,137,323	42,522,402	—
Miscellaneous	—	1,974,305	—
Technology	502,996,195	110,668,341	—
Transportation	26,857,854	7,786,428	—
Utilities and power	46,998,437	10,369,323	—

Total common stocks	1,553,519,218	516,849,661	229
Asset-backed securities	—	9,040,271	—
Convertible bonds and notes	—	271,671	—
Convertible preferred stocks	2,222,279	3,292,746	—
Corporate bonds and notes	—	277,625,246	135
Foreign government and agency bonds and notes	—	13,622,287	—
Mortgage-backed securities	—	59,881,302	—
Preferred stocks	—	181,776	—
Purchased options outstanding	—	618,982	—
Senior loans	—	6,012,540	—
U.S. government and agency mortgage obligations	—	255,778,414	—
U.S. treasury obligations	—	596,097	—
Warrants	9,534	—	—
Short-term investments	315,214,958	138,731,563	—

Totals by level	$1,870,965,989	$1,282,502,556	$364
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$3,068,246	$—
Futures contracts	8,611,916	—	—
Written options outstanding	—	(188,685)	—
TBA sale commitments	—	(98,921,641)	—
Interest rate swap contracts	—	(161,250)	—
Total return swap contracts	—	746,254	—
Credit default contracts	—	3,656,842	—

Totals by level	$8,611,916	$(91,800,234)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$5,000
Written equity option contracts (contract amount)	$5,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$933,400,000
Centrally cleared interest rate swap contracts (notional)	$135,700,000
OTC total return swap contracts (notional)	$336,800,000
OTC credit default contracts (notional)	$14,800,000
Centrally cleared credit default contracts (notional)	$92,700,000
Warrants (number of warrants)	1,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com